TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Investments — 107.6% of net assets

Common Stocks — 63.8%

US Common Stocks — 33.7%

Aerospace & Defense — 0.6%
AeroVironment, Inc. (a)	3,646	$303,930
Axon Enterprise, Inc. (a) (b)	154	17,826
Boeing Co. (The) (a) (b)	7,911	957,864
Curtiss-Wright Corp.	1,301	181,047
General Dynamics Corp. (b)	3,140	666,214
Hexcel Corp.	852	44,065
Howmet Aerospace, Inc. (b)	3,086	95,450
Huntington Ingalls Industries, Inc.	2,063	456,954
Lockheed Martin Corp. (b)	2,156	832,841
Raytheon Technologies Corp. (b)	9,312	762,280
Spirit AeroSystems Holdings, Inc., Class A	38,531	844,600
Textron, Inc. (b)	6,659	387,953
TransDigm Group, Inc. (b)	2,908	1,526,177
		7,077,201
Air Freight & Logistics — 0.0%
FedEx Corp. (b)	937	139,116

Airlines — 0.1%
Alaska Air Group, Inc. (a)	11,703	458,172
Delta Air Lines, Inc. (a)	10,392	291,600
Sun Country Airlines Holdings, Inc. (a) (b)	2,358	32,092
		781,864
Auto Components — 0.1%
Adient plc (a)	12,671	351,620
Dana, Inc.	5,108	58,384
Dorman Products, Inc. (a) (b)	3,709	304,583
Goodyear Tire & Rubber Co. (The) (a)	68,316	689,309
Lear Corp. (b)	2,129	254,820
Visteon Corp. (a) (b)	383	40,621
		1,699,337
Automobiles — 0.4%
Ford Motor Co. (b)	38,603	432,354
General Motors Co.	34,870	1,118,978
Tesla, Inc. (a) (b)	10,428	2,766,027
Thor Industries, Inc.	686	48,006
		4,365,365

1

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Banks — 0.9%
Associated Banc-Corp.	19,959	$400,777
Bancorp, Inc. (The) (a)	28,340	622,913
Bank of America Corp. (b)	7,552	228,070
Cathay General Bancorp	7,159	275,335
Citigroup, Inc. (b)	44,421	1,851,023
Citizens Financial Group, Inc.	4,671	160,496
Comerica, Inc.	2,436	173,200
First Horizon Corp.	1,630	37,327
First Republic Bank (b)	4,320	563,976
FNB Corp./PA	37,411	433,968
Fulton Financial Corp.	18,989	300,026
Hancock Whitney Corp.	5,370	246,000
International Bancshares Corp.	5,091	216,367
JPMorgan Chase & Co. (b)	13,340	1,394,030
KeyCorp (b)	6,437	103,121
PacWest Bancorp	20,341	459,707
Prosperity Bancshares, Inc.	416	27,739
Signature Bank/New York NY	77	11,627
Synovus Financial Corp.	718	26,932
Texas Capital Bancshares, Inc. (a)	1,537	90,729
UMB Financial Corp.	4,604	388,071
Umpqua Holdings Corp.	19,716	336,946
Washington Federal, Inc.	1,228	36,815
Wells Fargo & Co. (b)	49,448	1,988,799
Wintrust Financial Corp.	2,357	192,213
Zions Bancorp NA	5,067	257,708
		10,823,915
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A (a) (b)	1,631	527,873
Brown-Forman Corp., Class B	67,775	4,511,782
Coca-Cola Co. (The) (b)	6,831	382,672
PepsiCo, Inc. (b)	32,988	5,385,621
		10,807,948
Biotechnology — 0.4%
Amgen, Inc. (b)	1,650	371,910
Biogen, Inc. (a)	2,733	729,711
BioMarin Pharmaceutical, Inc. (a)	2,602	220,572
Exelixis, Inc. (a)	3,378	52,967
Gilead Sciences, Inc. (b)	31,499	1,943,173
Halozyme Therapeutics, Inc. (a)	4,709	186,194
Horizon Therapeutics plc (a)	2,433	150,578
Incyte Corp. (a)	7,866	524,190
Mirum Pharmaceuticals, Inc. (a)	298	6,261
Moderna, Inc. (a)	2,613	308,987
PTC Therapeutics, Inc. (a)	692	34,739
Regeneron Pharmaceuticals, Inc. (a)	423	291,392

2

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

United Therapeutics Corp. (a)	527	$110,343
		4,931,017
Building Products — 0.3%
Armstrong World Industries, Inc.	1,182	93,650
AZEK Co., Inc. (The) (a)	8,950	148,749
Builders FirstSource, Inc. (a)	13,234	779,747
Lennox International, Inc.	668	148,744
Masco Corp. (b)	10,122	472,596
Masonite International Corp. (a)	4,988	355,594
Owens Corning	9,982	784,685
Zurn Elkay Water Solutions Corp.	12,786	313,257
		3,097,022
Capital Markets — 0.6%
Affiliated Managers Group, Inc.	2,096	234,438
Ameriprise Financial, Inc.	1,213	305,615
Bank of New York Mellon Corp. (The)	14,624	563,317
BlackRock, Inc. (b)	2,511	1,381,753
Blackstone, Inc.	14,717	1,231,813
Charles Schwab Corp. (The) (b)	8,209	589,981
Evercore, Inc., Class A	1,690	139,003
Goldman Sachs Group, Inc. (The) (b)	2,208	647,054
Interactive Brokers Group, Inc., Class A	3,129	199,974
Intercontinental Exchange, Inc.	4,070	367,725
Invesco, Ltd.	16,620	227,694
Jefferies Financial Group, Inc.	6,099	179,921
Moelis & Co., Class A	9,106	307,874
S&P Global, Inc. (b)	1,052	321,228
State Street Corp.	1,651	100,397
Stifel Financial Corp.	1,228	63,745
Virtu Financial, Inc., Class A	23,611	490,400
		7,351,932
Chemicals — 0.7%
Avient Corp.	1,864	56,479
Axalta Coating Systems, Ltd. (a) (b)	32,178	677,669
Celanese Corp. (b)	4,157	375,543
CF Industries Holdings, Inc.	7,479	719,854
Chemours Co. (The)	19,121	471,333
Diversey Holdings, Ltd. (a)	77,790	378,059
Dow, Inc. (b)	7,428	326,312
Ecolab, Inc. (b)	2,228	321,768
Element Solutions, Inc. (b)	11,136	181,183
FMC Corp. (b)	787	83,186
Huntsman Corp.	22,692	556,862
Ingevity Corp. (a)	11,398	691,061
International Flavors & Fragrances, Inc. (b)	3,983	361,776
LyondellBasell Industries NV, Class A	12,695	955,679
Minerals Technologies, Inc.	659	32,561

3

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Mosaic Co. (The)	17,714	$856,118
NewMarket Corp.	92	27,676
Olin Corp.	5,829	249,947
Stepan Co.	6,657	623,561
Westlake Corp. (b)	3,135	272,369
		8,218,996
Commercial Services & Supplies — 0.2%
Brink's Co. (The)	10,025	485,611
Clean Harbors, Inc. (a) (b)	1,765	194,115
Copart, Inc. (a) (b)	382	40,645
Driven Brands Holdings, Inc. (a) (b)	4,246	118,803
GEO Group, Inc. (The) (a)	80,532	620,097
IAA, Inc. (a) (b)	5,665	180,430
Interface, Inc.	1,386	12,460
Tetra Tech, Inc. (b)	1,936	248,834
Waste Management, Inc. (b)	1,820	291,582
		2,192,577
Communications Equipment — 0.3%
Arista Networks, Inc. (a) (b)	791	89,296
Calix, Inc. (a)	347	21,215
Ciena Corp. (a) (b)	16,788	678,739
Cisco Systems, Inc. (b)	30,411	1,216,440
CommScope Holding Co., Inc. (a) (b)	21,690	199,765
Harmonic, Inc. (a) (b)	28,221	368,848
Lumentum Holdings, Inc. (a) (b)	2,887	197,962
Viavi Solutions, Inc. (a) (b)	23,054	300,855
		3,073,120
Construction & Engineering — 0.2%
AECOM	1,442	98,590
Dycom Industries, Inc. (a)	11,416	1,090,570
EMCOR Group, Inc.	3,629	419,077
Fluor Corp. (a)	4,293	106,853
Great Lakes Dredge & Dock Corp. (a)	13,661	103,550
MDU Resources Group, Inc.	15,819	432,650
Sterling Infrastructure, Inc. (a)	7,360	158,019
WillScot Mobile Mini Holdings Corp. (a)	4,197	169,265
		2,578,574
Construction Materials — 0.0%
Eagle Materials, Inc.	1,312	140,620

Consumer Finance — 0.2%
Ally Financial, Inc.	6,725	187,157
Bread Financial Holdings, Inc.	25,298	795,622
Capital One Financial Corp.	3,095	285,266

4

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Discover Financial Services	1,035	$94,102
Navient Corp.	36,674	538,741
Synchrony Financial	1,904	53,674
		1,954,562
Containers & Packaging — 0.1%
AptarGroup, Inc. (b)	772	73,363
Ardagh Metal Packaging SA	63,204	305,907
Berry Global Group, Inc. (a) (b)	5,618	261,406
Greif, Inc., Class A	175	10,425
International Paper Co. (b)	5,778	183,163
Sealed Air Corp.	2,718	120,978
Westrock Co.	19,280	595,559
		1,550,801
Distributors — 0.0%
Pool Corp. (b)	1,455	462,996

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. (a)	4,514	260,232
H&R Block, Inc.	6,219	264,556
PowerSchool Holdings, Inc., Class A (a) (b)	1,985	33,130
Rover Group, Inc. (a) (b)	13,394	44,736
Terminix Global Holdings, Inc. (a)	372	14,244
		616,898
Diversified Financial Services — 0.3%
Apollo Global Management, Inc.	11,964	556,326
Artemis Strategic Inv Corp. (c) (d) (e)	7,600	60,496
Berkshire Hathaway, Inc., Class B (a) (b)	10,644	2,842,161
Northern Genesis Acquisition Corp. III, Class A (a)	48,000	470,880
Swiftmerge Acquisition Corp. (c) (d) (e)	6,943	52,489
		3,982,352
Diversified Telecommunication Services — 0.3%
Anterix, Inc. (a)	6,018	214,963
AT&T, Inc. (b)	116,407	1,785,683
Liberty Latin America, Ltd., Class C (a)	31,339	192,735
Lumen Technologies, Inc.	4,286	31,202
Verizon Communications, Inc. (b)	22,741	863,476
		3,088,059
Electric Utilities — 0.1%
NRG Energy, Inc. (b)	20,763	794,600

5

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Electrical Equipment — 0.2%
EnerSys	13,013	$756,966
Generac Holdings, Inc. (a) (b)	359	63,952
Regal Rexnord Corp. (b)	4,007	562,423
Vertiv Holdings Co.	53,045	515,597
Vicor Corp. (a)	10,025	592,879
		2,491,817
Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc. (a) (b)	11,573	1,066,915
Belden, Inc. (b)	6,386	383,288
Cognex Corp. (b)	3,358	139,189
Flex, Ltd. (a) (b)	42,473	707,600
IPG Photonics Corp. (a)	1,649	139,093
Itron, Inc. (a) (b)	5,374	226,299
Jabil, Inc.	7,593	438,192
Keysight Technologies, Inc. (a) (b)	1,403	220,776
Mirion Technologies, Inc. (a) (b)	25,304	189,021
ScanSource, Inc. (a)	5,294	139,814
TD SYNNEX Corp. (b)	3,868	314,043
Vishay Intertechnology, Inc.	37,440	666,058
		4,630,288
Energy Equipment & Services — 0.3%
Baker Hughes Co.	17,428	365,291
Cactus, Inc., Class A (b)	484	18,600
ChampionX Corp.	18,408	360,245
Diamond Offshore Drilling, Inc. (a)	14,921	98,926
Halliburton Co.	33,389	822,037
Helix Energy Solutions Group, Inc. (a)	73,622	284,181
Schlumberger NV	22,693	814,679
Select Energy Services, Inc., Class A (a)	19,884	138,591
Solaris Oilfield Infrastructure, Inc., Class A	19,150	179,244
TETRA Technologies, Inc. (a)	183,559	658,977
		3,740,771
Entertainment — 0.3%
Activision Blizzard, Inc. (b)	14,566	1,082,837
Netflix, Inc. (a) (b)	3,907	919,864
Roku, Inc. (a)	178	10,039
Take-Two Interactive Software, Inc. (a) (b)	10,403	1,133,927
Warner Bros Discovery, Inc. (a) (b)	23,126	265,949
		3,412,616
Equity Real Estate — 0.7%
Alexander & Baldwin, Inc. (b)	9,165	151,956
American Tower Corp. (b)	7,620	1,636,014

6

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Douglas Emmett, Inc. (b)	22,362	$400,951
EPR Properties	5,453	195,545
Equinix, Inc. (b)	954	542,673
Franklin Street Properties Corp.	157,911	415,306
Gaming and Leisure Properties, Inc. (b)	6,642	293,842
Highwoods Properties, Inc.	8,312	224,091
Hudson Pacific Properties, Inc.	28,049	307,136
JBG SMITH Properties	3,510	65,216
Kilroy Realty Corp. (b)	5,055	212,866
Lamar Advertising Co., Class A (b)	2,269	187,170
Macerich Co. (The)	51,790	411,213
National Storage Affiliates Trust (b)	4,249	176,673
Orion Office REIT, Inc.	19,886	174,002
PotlatchDeltic Corp. (b)	967	39,686
Prologis, Inc. (b)	3,656	371,450
Sabra Health Care REIT, Inc.	25,884	339,598
SBA Communications Corp. (b)	1,609	458,002
Simon Property Group, Inc. (b)	9,071	814,122
Uniti Group, Inc. (b)	94,742	658,457
VICI Properties, Inc. (b)	8,344	249,068
Weyerhaeuser Co. (b)	8,478	242,132
Whitestone REIT	41,997	355,295
		8,922,464
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc., Class A	11,872	295,138
Andersons, Inc. (The) (b)	4,862	150,868
BJ's Wholesale Club Holdings, Inc. (a) (b)	6,452	469,770
Performance Food Group Co. (a) (b)	10,791	463,474
US Foods Holding Corp. (a)	7,065	186,799
Walgreens Boots Alliance, Inc. (b)	3,626	113,856
Walmart, Inc. (b)	1,799	233,330
		1,913,235
Food Products — 0.6%
Darling Ingredients, Inc. (a) (b)	4,332	286,562
Ingredion, Inc.	1,395	112,325
Kraft Heinz Co. (The) (b)	24,070	802,735
McCormick & Co., Inc.	56,512	4,027,610
Pilgrim's Pride Corp. (a)	9,071	208,814
Tyson Foods, Inc., Class A (b)	21,075	1,389,475
		6,827,521
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories (b)	5,994	579,979
Align Technology, Inc. (a) (b)	1,284	265,929
AtriCure, Inc. (a)	1,464	57,242
Becton Dickinson and Co. (b)	2,409	536,798
DENTSPLY SIRONA, Inc. (b)	742	21,036
Envista Holdings Corp. (a)	6,629	217,498

7

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

IDEXX Laboratories, Inc. (a)	7,949	$2,589,784
Inspire Medical Systems, Inc. (a)	291	51,615
Intuitive Surgical, Inc. (a) (b)	144	26,991
Masimo Corp. (a)	1,802	254,370
Pulmonx Corp. (a)	1,838	30,621
QuidelOrtho Corp. (a)	576	41,173
STAAR Surgical Co. (a)	1,007	71,044
STERIS plc	1,297	215,665
Stryker Corp.	18,873	3,822,537
		8,782,282
Health Care Providers & Services — 0.9%
AdaptHealth Corp. (a)	5,377	100,980
Brookdale Senior Living, Inc. (a)	24,277	103,663
Cardinal Health, Inc. (b)	5,918	394,612
Centene Corp. (a)	3,849	299,491
Cigna Corp. (b)	3,940	1,093,232
CVS Health Corp. (b)	26,248	2,503,272
Elevance Health, Inc. (b)	2,008	912,114
Encompass Health Corp.	1,217	55,045
Enhabit, Inc. (a)	25,996	364,984
HCA Healthcare, Inc. (b)	4,902	900,939
Humana, Inc. (b)	155	75,204
Laboratory Corp. of America Holdings (b)	457	93,598
Molina Healthcare, Inc. (a) (b)	915	301,804
Oak Street Health, Inc. (a)	16,504	404,678
Option Care Health, Inc. (a) (b)	4,164	131,041
Progyny, Inc. (a) (b)	13,989	518,432
Quest Diagnostics, Inc. (b)	713	87,478
R1 RCM, Inc. (a)	60,959	1,129,570
Tenet Healthcare Corp. (a) (b)	13,110	676,214
UnitedHealth Group, Inc. (b)	948	478,778
Universal Health Services, Inc., Class B (b)	657	57,934
US Physical Therapy, Inc.	4,397	334,260
		11,017,323
Health Care Technology — 0.0%
Change Healthcare, Inc. (a) (b)	2,073	56,987

Hotels, Restaurants & Leisure — 1.2%
Accel Entertainment, Inc. (a) (b)	11,826	92,361
Aramark (b)	4,961	154,783
Booking Holdings, Inc. (a) (b)	5,355	8,799,390
Caesars Entertainment, Inc. (a) (b)	4,492	144,912
Carnival Corp. (a) (b)	4,979	35,002
Cheesecake Factory, Inc. (The) (b)	4,838	141,657
Expedia Group, Inc. (a) (b)	18,378	1,721,835
Light & Wonder, Inc., Class A (a)	14,421	618,372
Marriott Vacations Worldwide Corp. (b)	331	40,336
MGM Resorts International (b)	966	28,709

8

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Planet Fitness, Inc., Class A (a) (b)	1,392	$80,263
Starbucks Corp. (b)	7,685	647,538
Texas Roadhouse, Inc.	2,139	186,649
Travel + Leisure Co.	19,692	671,891
Vail Resorts, Inc. (b)	1,825	393,543
Yum! Brands, Inc. (b)	1,399	148,770
		13,906,011
Household Durables — 0.4%
GoPro, Inc., Class A (a)	98,410	485,161
KB Home	407	10,549
Lennar Corp., Class A (b)	5,823	434,105
NVR, Inc. (a) (b)	167	665,842
PulteGroup, Inc. (b)	15,317	574,387
Sonos, Inc. (a)	16,683	231,894
Taylor Morrison Home Corp. (a)	21,433	499,818
Tempur Sealy International, Inc. (b)	26,798	646,904
Toll Brothers, Inc. (b)	13,405	563,010
Whirlpool Corp. (b)	2,997	404,026
		4,515,696
Household Products — 0.4%
Church & Dwight Co., Inc.	56,229	4,017,000
Colgate-Palmolive Co. (b)	4,499	316,055
Procter & Gamble Co. (The) (b)	2,555	322,568
		4,655,623
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The) (b)	20,022	452,497
Altus Power, Inc. (a)	35,182	387,354
Vistra Corp.	3,526	74,046
		913,897
Industrial Conglomerates — 0.0%
3M Co. (b)	1,473	162,767
Honeywell International, Inc. (b)	1,888	315,239
		478,006
Insurance — 0.4%
American International Group, Inc.	33,817	1,605,631
Assurant, Inc. (b)	2,141	311,023
CNO Financial Group, Inc.	30,361	545,587
Fidelity National Financial, Inc.	11,620	420,644
First American Financial Corp.	7,360	339,296
Hartford Financial Services Group, Inc. (The)	2,343	145,125
Lincoln National Corp. (b)	9,480	416,267
MetLife, Inc. (b)	2,101	127,699

9

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Old Republic International Corp.	15,871	$332,180
Reinsurance Group of America, Inc.	132	16,607
Travelers Companies, Inc. (The)	1,310	200,692
Unum Group	2,616	101,501
		4,562,252
Interactive Media & Services — 2.3%
Alphabet, Inc., Class C (a) (b)	17,600	1,692,240
Alphabet, Inc., Class A (a) (b)	188,602	18,039,781
IAC, Inc. (a)	18,007	997,228
Match Group, Inc. (a)	3,984	190,236
Meta Platforms, Inc., Class A (a) (b)	52,310	7,097,421
Pinterest, Inc., Class A (a)	647	15,075
Ziff Davis, Inc. (a)	1,750	119,840
ZoomInfo Technologies, Inc. (a)	3,159	131,604
		28,283,425
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc. (a) (b)	220,042	24,864,746
eBay, Inc. (b)	7,636	281,081
Qurate Retail, Inc., Series A (b)	51,609	103,734
Wayfair, Inc., Class A (a) (b)	3,066	99,799
		25,349,360
IT Services — 3.7%
Amdocs, Ltd.	8,607	683,826
Automatic Data Processing, Inc. (b)	28,011	6,335,808
Broadridge Financial Solutions, Inc.	1,915	276,373
Cloudflare, Inc., Class A (a)	110,709	6,123,315
Cognizant Technology Solutions Corp., Class A	2,753	158,132
DXC Technology Co. (a)	21,313	521,742
Fidelity National Information Services, Inc. (b)	23,534	1,778,464
Fiserv, Inc. (a) (b)	94,646	8,856,026
FleetCor Technologies, Inc. (a)	3,032	534,147
Flywire Corp. (a)	812	18,644
Gartner, Inc. (a)	2,782	769,752
Global Payments, Inc. (b)	10,560	1,141,008
GoDaddy, Inc., Class A (a)	5,361	379,988
Grid Dynamics Holdings, Inc. (a)	6,085	113,972
Mastercard, Inc., Class A (b)	29,399	8,359,312
MongoDB, Inc. (a)	565	112,186
Okta, Inc. (a)	458	26,046
PayPal Holdings, Inc. (a) (b)	3,102	266,989
Sabre Corp. (a)	34,495	177,649
SS&C Technologies Holdings, Inc.	27,835	1,329,121
VeriSign, Inc. (a)	295	51,242
Verra Mobility Corp. (a)	38,964	598,877
Visa, Inc., Class A (b)	31,428	5,583,184

10

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

WEX, Inc. (a)	774	$98,252
		44,294,055
Leisure Products — 0.1%
Brunswick Corp. (b)	2,430	159,043
Malibu Boats, Inc., Class A (a)	3,689	177,035
Mattel, Inc. (a) (b)	13,849	262,300
Peloton Interactive, Inc., Class A (a)	46,040	319,057
Polaris, Inc. (b)	1,549	148,162
Topgolf Callaway Brands Corp. (a) (b)	3,441	66,274
		1,131,871
Life Sciences Tools & Services — 1.3%
Bio-Rad Laboratories, Inc., Class A (a)	469	195,638
Charles River Laboratories International, Inc. (a)	66	12,989
Illumina, Inc. (a)	947	180,678
Mettler-Toledo International, Inc. (a)	2,788	3,022,526
Syneos Health, Inc. (a)	4,105	193,551
Thermo Fisher Scientific, Inc. (b)	15,573	7,898,470
Waters Corp. (a)	16,756	4,516,245
		16,020,097
Machinery — 0.6%
AGCO Corp. (b)	7,210	693,386
Allison Transmission Holdings, Inc.	26,506	894,843
Chart Industries, Inc. (a)	184	33,920
Crane Holdings Co.	7,934	694,542
Donaldson Co., Inc.	4,178	204,764
Enerpac Tool Group Corp.	34,293	611,444
Evoqua Water Technologies Corp. (a)	4,521	149,509
Flowserve Corp.	1,923	46,729
Franklin Electric Co., Inc.	2,486	203,131
Gates Industrial Corp. plc (a)	20,773	202,745
Hyster-Yale Materials Handling, Inc.	8,370	180,039
ITT, Inc.	1,360	88,862
Kennametal, Inc.	16,510	339,776
Lindsay Corp.	671	96,141
Otis Worldwide Corp.	24,270	1,548,426
PACCAR, Inc. (b)	171	14,311
Terex Corp.	8,557	254,485
Timken Co. (The)	5,724	337,945
Xylem, Inc. (b)	1,043	91,116
		6,686,114
Marine — 0.0%
Kirby Corp. (a) (b)	2,600	158,002

11

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Media — 0.2%
Altice USA, Inc., Class A (a)	204,211	$1,190,550
Clear Channel Outdoor Holdings, Inc. (a)	115,756	158,586
Comcast Corp., Class A (b)	20,250	593,933
Fox Corp., Class A (b)	5,643	173,127
Integral Ad Science Holding Corp. (a)	7,631	55,248
		2,171,444
Metals & Mining — 0.4%
Cleveland-Cliffs, Inc. (a)	33,658	453,373
Haynes International, Inc.	6,902	242,398
Ivanhoe Electric, Inc. (Canada) (a)	18,205	150,191
Nucor Corp. (b)	670	71,683
Perpetua Resources Corp. (a)	128,781	260,138
Reliance Steel & Aluminum Co.	4,086	712,639
Royal Gold, Inc.	13,726	1,287,774
Steel Dynamics, Inc.	13,008	922,918
United States Steel Corp.	34,383	623,020
		4,724,134
Mortgage Real Estate Investment — 0.1%
Dynex Capital, Inc.	61,602	717,663

Multi-Utilities — 0.0%
Sempra Energy	669	100,310

Multiline Retail — 0.0%
Macy's, Inc. (b)	10,558	165,444

Oil, Gas & Consumable Fuels — 1.3%
Antero Resources Corp. (a) (b)	11,065	337,814
APA Corp.	35,542	1,215,181
Cheniere Energy, Inc. (b)	1,027	170,390
Chesapeake Energy Corp. (b)	790	74,426
ConocoPhillips (b)	3,863	395,339
CVR Energy, Inc.	6,865	198,948
Delek US Holdings, Inc.	2,000	54,280
Devon Energy Corp.	3,786	227,652
EOG Resources, Inc.	9,364	1,046,240
EQT Corp.	320	13,040
Exxon Mobil Corp. (b)	24,922	2,175,940
HF Sinclair Corp. (b)	6,717	361,643
Kinder Morgan, Inc. (b)	14,647	243,726
Marathon Oil Corp.	38,742	874,794
Marathon Petroleum Corp.	4,065	403,776
Matador Resources Co.	529	25,879
Murphy Oil Corp.	12,427	437,058
Occidental Petroleum Corp. (b)	7,300	448,585

12

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Ovintiv, Inc.	12,915	$594,090
Par Pacific Holdings, Inc. (a)	14,324	235,057
PDC Energy, Inc.	9,868	570,272
Phillips 66	6,468	522,097
Pioneer Natural Resources Co. (b)	888	192,279
Range Resources Corp.	78,764	1,989,579
SM Energy Co.	1,855	69,767
Southwestern Energy Co. (a)	320,246	1,959,905
Texas Pacific Land Corp. (b)	85	151,064
Valero Energy Corp.	2,661	284,328
Vertex Energy, Inc. (a)	51,628	321,642
Williams Cos., Inc. (The) (b)	3,446	98,659
		15,693,450
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,241	114,717

Personal Products — 0.3%
Coty, Inc., Class A (a) (b)	1,909	12,065
Estee Lauder Companies, Inc. (The), Class A	19,242	4,154,348
Olaplex Holdings, Inc. (a) (b)	4,595	43,882
		4,210,295
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co. (b)	4,507	320,403
Catalent, Inc. (a)	475	34,371
Eli Lilly & Co. (b)	1,529	494,402
Intra-Cellular Therapies, Inc. (a)	1,553	72,261
Johnson & Johnson (b)	3,714	606,719
Merck & Co., Inc. (b)	11,412	982,802
Pfizer, Inc. (b)	50,632	2,215,656
Viatris, Inc.	68,668	585,051
		5,311,665
Professional Services — 0.2%
CoStar Group, Inc. (a) (b)	3,557	247,745
Dun & Bradstreet Holdings, Inc. (b)	77,093	955,182
First Advantage Corp. (a)	5,184	66,511
Huron Consulting Group, Inc. (a)	3,393	224,786
Insperity, Inc. (b)	3,235	330,261
KBR, Inc. (b)	6,648	287,327
ManpowerGroup, Inc. (b)	6,267	405,412
Nielsen Holdings plc (b)	12,332	341,843
Science Applications International Corp. (b)	428	37,848
		2,896,915
Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The) (a) (b)	1,944	107,678

13

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

St. Joe Co. (The) (b)	8,836	$283,017
Zillow Group, Inc., Class C (a) (b)	7,123	203,789
		594,484
Road & Rail — 0.2%
Avis Budget Group, Inc. (a)	2,721	403,960
Knight-Swift Transportation Holdings, Inc.	7,566	370,204
Landstar System, Inc. (b)	3,175	458,375
Ryder System, Inc.	172	12,984
Schneider National, Inc., Class B	13,635	276,791
Uber Technologies, Inc. (a) (b)	15,487	410,405
XPO Logistics, Inc. (a)	2,446	108,896
		2,041,615
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc. (a) (b)	6,006	380,540
Allegro MicroSystems, Inc. (a)	2,067	45,164
Amkor Technology, Inc.	37,601	641,097
Applied Materials, Inc.	6,298	515,995
Broadcom, Inc. (b)	2,978	1,322,262
Entegris, Inc.	1,103	91,571
Impinj, Inc. (a)	1,255	100,438
Intel Corp. (b)	17,159	442,187
Lam Research Corp.	3,397	1,243,302
MACOM Technology Solutions Holdings, Inc. (a)	2,471	127,973
Marvell Technology, Inc. (b)	9,211	395,244
Microchip Technology, Inc.	6,211	379,057
Micron Technology, Inc. (b)	7,279	364,678
MKS Instruments, Inc.	1,241	102,556
Onto Innovation, Inc. (a)	1,815	116,251
PDF Solutions, Inc. (a)	4,033	98,929
Qorvo, Inc. (a)	3,403	270,232
QUALCOMM, Inc. (b)	14,330	1,619,003
Semtech Corp. (a)	13,994	411,564
SiTime Corp. (a)	2,571	202,415
Synaptics, Inc. (a)	654	64,753
Universal Display Corp.	1,402	132,279
		9,067,490
Software — 4.0%
ACI Worldwide, Inc. (a)	32,462	678,456
Adobe, Inc. (a) (b)	18,337	5,046,342
Aspen Technology, Inc. (a)	379	90,278
Autodesk, Inc. (a) (b)	2,122	396,390
Bentley Systems, Inc., Class B	4,347	132,975
Bill.com Holdings, Inc. (a)	1,481	196,040
Box, Inc., Class A (a)	39,023	951,771
Cadence Design Systems, Inc. (a) (b)	833	136,137
Clearwater Analytics Holdings, Inc., Class A (a)	1,647	27,653
CommVault Systems, Inc. (a)	2,905	154,081

14

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Crowdstrike Holdings, Inc., Class A (a)	33,644	$5,544,868
Datadog, Inc., Class A (a) (b)	93,553	8,305,635
Digital Turbine, Inc. (a)	1,611	23,214
DocuSign, Inc. (a)	3,156	168,751
Dropbox, Inc., Class A (a)	8,660	179,435
Dynatrace, Inc. (a)	3,881	135,098
Elastic NV (a)	1,434	102,875
Fair Isaac Corp. (a)	2,605	1,073,286
ForgeRock, Inc., Class A (a)	24,208	351,742
Fortinet, Inc. (a) (b)	3,350	164,585
Freshworks, Inc., Class A (a)	49,668	644,194
HubSpot, Inc. (a)	2,157	582,649
Intuit, Inc. (b)	4,562	1,766,954
Manhattan Associates, Inc. (a)	1,405	186,907
Microsoft Corp. (b)	49,123	11,440,747
N-Able, Inc. (a)	44,043	406,517
NCR Corp. (a)	1,247	23,705
New Relic, Inc. (a)	23,369	1,340,913
Nortonlifelock, Inc.	17,213	346,670
Oracle Corp. (b)	9,361	571,676
Palo Alto Networks, Inc. (a) (b)	2,175	356,243
Paycom Software, Inc. (a)	348	114,837
Paylocity Holding Corp. (a)	183	44,209
Pegasystems, Inc.	27,283	876,876
PTC, Inc. (a)	671	70,187
RingCentral, Inc., Class A (a)	37,149	1,484,474
Salesforce, Inc. (a) (b)	7,078	1,018,100
ServiceNow, Inc. (a) (b)	1,739	656,664
Smartsheet, Inc., Class A (a)	2,960	101,706
Sumo Logic, Inc. (a)	51,329	384,967
Tenable Holdings, Inc. (a)	3,093	107,636
Teradata Corp. (a)	4,346	134,987
Varonis Systems, Inc. (a)	3,757	99,636
VMware, Inc., Class A (b)	730	77,716
Workday, Inc., Class A (a) (b)	5,903	898,555
Workiva, Inc. (a)	1,082	84,180
Zendesk, Inc. (a)	2,301	175,106
Zoom Video Communications, Inc., Class A (a)	3,250	239,167
Zscaler, Inc. (a)	1,211	199,052
		48,294,842
Specialty Retail — 0.4%
Aaron's Co., Inc. (The)	14,374	139,715
Asbury Automotive Group, Inc. (a) (b)	9	1,360
AutoNation, Inc. (a) (b)	9,994	1,018,089
Bath & Body Works, Inc. (b)	1,326	43,228
Best Buy Co., Inc. (b)	8,341	528,319
Destination XL Group, Inc. (a)	28,356	153,689
Dick's Sporting Goods, Inc. (b)	277	28,985
Gap, Inc. (The) (b)	27,683	227,277
Home Depot, Inc. (The) (b)	3,595	992,004
Lithia Motors, Inc. (b)	876	187,946

15

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Lowe's Cos., Inc. (b)	1,545	$290,166
National Vision Holdings, Inc. (a) (b)	2,337	76,303
ODP Corp. (The) (a) (b)	3,633	127,700
Penske Automotive Group, Inc. (b)	2,771	272,750
RH (a) (b)	1,365	335,886
Ulta Beauty, Inc. (a) (b)	825	330,982
Williams-Sonoma, Inc. (b)	3,849	453,605
		5,208,004
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc. (b)	47,389	6,549,160
Dell Technologies, Inc., Class C	8,514	290,923
Pure Storage, Inc., Class A (a)	7,803	213,568
Western Digital Corp. (a) (b)	25,832	840,832
Xerox Holdings Corp.	1,188	15,539
		7,910,022
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc.	51,488	358,356
NIKE, Inc., Class B (b)	39,440	3,278,253
PVH Corp. (b)	7,626	341,645
		3,978,254
Tobacco — 0.4%
Altria Group, Inc. (b)	10,469	422,738
Philip Morris International, Inc.	57,011	4,732,483
		5,155,221
Trading Companies & Distributors — 0.2%
Air Lease Corp.	24,041	745,511
Core & Main, Inc.Class A (a)	8,409	191,221
GMS, Inc. (a)	11,008	440,430
MSC Industrial Direct Co., Inc., Class A	226	16,455
United Rentals, Inc. (a) (b)	1,359	367,093
Univar Solutions, Inc. (a)	54,466	1,238,557
		2,999,267
Water Utilities — 0.1%
American States Water Co.	2,451	191,055
American Water Works Co., Inc. (b)	4,941	643,121
Artesian Resources Corp., Class A	3,012	144,937
Essential Utilities, Inc. (b)	6,786	280,805
SJW Group	5,227	301,075
York Water Co. (The)	5,711	219,474
		1,780,467

16

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. (a) (b)	5,039	$676,083
Total US Common Stocks (Cost $451,654,420)		406,290,371

Foreign Common Stocks — 30.1%

Australia — 1.1%
Atlassian Corp. plc, Class A (a)	40,201	8,465,928
Champion Iron, Ltd. (b)	123,100	389,436
Newcrest Mining, Ltd.	428,963	4,667,155
		13,522,519
Bermuda — 0.0%
Axis Capital Holdings, Ltd.	5,951	292,492

Brazil — 0.2%
Centrais Eletricas Brasileiras SA	239,100	1,904,609

Canada — 4.0%
ABC Technologies Holdings, Inc.	154,900	493,401
Algoma Steel Group, Inc.	26,407	170,061
ARC Resources, Ltd. (b)	24,600	295,446
Arena Minerals, Inc. (a)	919,400	289,528
Aritzia, Inc. (a) (b)	11,000	361,451
Artemis Gold, Inc. (a)	237,253	733,391
Atlas Corp. (b)	31,200	433,680
ATS Automation Tooling Systems, Inc. (a) (b)	16,900	446,067
AutoCanada, Inc. (a)	3,300	54,086
Bear Creek Mining Corp. (a) (f)	319,151	134,005
Birchcliff Energy, Ltd. (b)	48,000	340,884
BlackBerry, Ltd. (a)	44,580	209,526
Cameco Corp. (b)	56,984	1,510,646
Cameco Corp. - TSX Shares (b)	20,000	530,785
Canadian Pacific Railway, Ltd. (b)	4,654	310,515
Centerra Gold, Inc.	34,251	150,755
Crescent Point Energy Corp. (b)	50,000	307,670
Cronos Group, Inc. (a) (b)	80,200	224,689
Dundee Corp., Class A (a)	405,126	369,536
Dye & Durham, Ltd. (b)	37,000	455,887
Enerplus Corp. (b)	26,100	369,578
EQB, Inc.	8,200	273,126
Equinox Gold Corp. (a) (f)	456,371	1,655,206
Equinox Gold Corp. (a)	198,163	723,295
Exchange Income Corp. (b)	10,900	326,996
FG Acquisition Corp., Class A (a)	32,300	314,925
First Quantum Minerals, Ltd.	34,700	589,072
Fission Uranium Corp. (a) (f)	1,263,500	603,692
GFL Environmental, Inc. (b)	22,100	558,520

17

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

GFL Environmental, Inc. (b)	3,368	$85,177
Gildan Activewear, Inc. (b)	6,901	195,091
goeasy, Ltd. (b)	6,800	529,291
IAMGOLD Corp. (a)	741,144	793,024
International Tower Hill Mines, Ltd. (a)	376,174	194,745
Ivanhoe Mines, Ltd., Class A (a) (f)	147,663	950,320
Kinaxis, Inc. (a) (b)	4,400	436,608
Lightspeed Commerce, Inc. (a) (b)	22,200	390,692
Lithium Americas Corp. (a) (b)	14,100	370,018
Lithium Americas Corp. (a) (b)	22,624	593,428
Maple Leaf Foods, Inc. (b)	44,000	657,444
MEG Energy Corp. (a)	44,970	503,302
New Gold, Inc. (a)	78,542	69,117
NexGen Energy, Ltd. (a) (f)	285,037	1,035,860
Northern Dynasty Minerals, Ltd. (a) (f)	752,336	182,454
Northern Dynasty Minerals, Ltd. – NYSE Shares (a) (f)	338,909	82,728
Northland Power, Inc.	11,500	336,754
Novagold Resources, Inc. (a)	164,203	770,112
Osisko Green Acquisition Ltd. – Founders shares (c) (d) (e)	15,000	107,286
Osisko Green Acquisition, Ltd., Class A (a)	61,300	438,444
Pan American Silver Corp. (f)	83,327	1,324,690
Parex Resources, Inc. (b)	38,900	568,005
Parkit Enterprise, Inc. (a)	261,000	198,393
Pasofino Gold, Ltd. (a)	61,000	19,872
Pet Valu Holdings, Ltd. (b)	21,900	550,928
Pipestone Energy Corp. (a) (b)	93,100	249,372
Quebecor, Inc., Class B (b)	26,100	481,244
Sabina Gold & Silver Corp. (a)	662,736	522,954
Seabridge Gold, Inc. (a) (f)	101,511	1,207,388
Seabridge Gold, Inc. – NYSE Shares (a)	45,036	534,577
Shaw Communications, Inc., Class B (b)	47,000	1,142,889
Shopify, Inc., Class A (a)	233,451	6,289,170
Solaris Resources, Inc. (a)	89,300	374,952
Solaris Resources, Inc. – Reg S shares (d)	16,600	69,700
Somerset Energy Partners Corp. (c) (d) (e)	130,200	28,277
Spartan Delta Corp. (a) (b)	22,800	169,347
Spin Master Corp. (g) (b)	11,200	337,050
Sprott Physical Uranium Trust (a)	231,205	2,729,905
Sprott, Inc. (f)	15,232	511,097
Sprott, Inc.	228	7,640
SSR Mining, Inc. (b)	45,500	668,987
Stallion Gold Corp. (a)	312,600	33,945
Stelco Holdings, Inc. (b)	34,900	869,373
Sucro Holdings LLC (c) (d) (e)	8,700	96,047
Taseko Mines, Ltd. (a)	186,529	212,643
Teck Resources, Ltd., Class B (b)	19,300	586,957
Tourmaline Oil Corp. (b)	5,200	270,249
TransAlta Corp. (b)	77,600	685,920
Trillion Energy International, Inc. (a)	1,110,000	349,549
Turquoise Hill Resources, Ltd. (a) (f)	78,597	2,324,113
Voxtur Analytics Corp. (a)	703,700	244,526
Western Copper & Gold Corp. (a) (f)	113,792	144,160
Wheaton Precious Metals Corp.	59,205	1,915,874

18

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

WSP Global, Inc. (b)	5,349	$589,054
		48,267,161
China — 8.5%
Advanced Micro-Fabrication Equipment, Inc. China, Class A (a)	102,991	1,554,071
Agora, Inc. - ADR (a)	1,700	6,171
Alibaba Group Holding, Ltd. (a)	440,200	4,415,600
ANTA Sports Products Ltd.	118,000	1,242,904
Baidu, Inc. - SPADR (a) (b)	2,063	242,382
Beijing New Building Materials plc, Class A	713,951	2,419,413
Bilibili, Inc., Class Z (a)	270,820	4,184,221
Bilibili, Inc. - SPADR (a) (f)	122,900	1,882,828
CGN Power Co., Ltd., Class H (g)	6,542,000	1,414,809
China Communications Services Corp., Ltd., Class H	2,002,000	672,504
China Merchants Bank Co., Ltd., Class A	672,000	3,172,667
China Pacific Insurance Group Co., Ltd., Class A	635,044	1,814,153
China Pacific Insurance Group Co., Ltd., Class H	825,200	1,513,355
Didi Global, Inc. - ADR (a)	113,100	207,765
Eve Energy Co., Ltd., Class A	238,199	2,847,291
GoerTek, Inc., Class A	794,500	2,973,646
Guangshen Railway Co., Ltd., Class H (a)	3,456,000	470,840
Haier Smart Home Co., Ltd., Class A	794,000	2,770,975
Hangzhou SF Intra-City Industrial Co., Ltd., Class H (a) (g)	133,000	97,495
Huayu Automotive Systems Co., Ltd., Class A	635,000	1,478,204
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,192,500	5,537,125
JD Health International, Inc. (a) (g)	250,819	1,429,748
JD Logistics, Inc. (a) (g)	258,000	451,837
JD.com, Inc. - ADR (b)	8,052	405,016
Jiangsu Eastern Shenghong Co., Ltd., Class A	1,111,586	2,720,062
Jiangsu Hengli Hydraulic Co., Ltd., Class A	118,936	756,809
Jiangsu Hengrui Medicine Co., Ltd., Class A	182,448	902,167
Jingjin Equipment, Inc., Class A	174,600	654,952
KE Holdings, Inc. - ADR (a)	541,600	9,488,832
Kuaishou Technology (a) (g)	51,900	334,426
Kweichow Moutai Co., Ltd., Class A	9,500	2,498,851
Luxshare Precision Industry Co., Ltd., Class A	557,000	2,316,017
Meituan, Class B (a) (g)	191,834	4,020,664
Midea Group Co., Ltd., Class A	545,483	3,790,248
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	111,000	1,962,517
Minth Group, Ltd.	102,000	222,803
Pinduoduo, Inc. - ADR (a)	7,200	450,576
Sany Heavy Industry Co., Ltd., Class A	922,000	1,803,023
Satellite Chemical Co., Ltd., Class A	1,083,263	3,255,659
SG Micro Corp.,Class A	18,000	358,152
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	476,000	1,954,343
Shanghai Electric Group Co., Ltd., Class H (a)	2,464,000	488,774
Shanghai Zhonggu Logistics Co., Ltd., Class A	38,488	79,196
Shenzhen Inovance Technology Co., Ltd., Class A	158,994	1,284,310
Shenzhou International Group Holdings, Ltd.	35,700	273,827
Sinoma Science & Technology Co., Ltd., Class A	238,476	668,949
Sinopec Engineering Group Co., Ltd.,Class H	68,000	27,151
Sinopharm Group Co., Ltd., Class H	349,600	697,932
Suzhou Maxwell Technologies Co., Ltd., Class A	19,264	1,316,271

19

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	214,016	$1,349,581
Vipshop Holdings, Ltd. - ADR (a)	22,100	185,861
Wanhua Chemical Group Co., Ltd., Class A	444,800	5,765,731
Xianhe Co., Ltd., Class A	261,876	849,457
Yunnan Energy New Material Co., Ltd., Class A	174,933	4,292,806
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	197,559	670,541
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	221,954	910,788
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	1,947,000	1,520,045
ZTO Express Cayman, Inc. (f)	50,503	1,217,740
		102,294,081
Denmark — 1.3%
Ascendis Pharma A/S - ADR (a)	413	42,646
Coloplast A/S, Class B	26,510	2,680,151
H Lundbeck A/S (b)	1,447,831	4,587,301
Novo Nordisk A/S, Class B (b)	87,187	8,690,277
		16,000,375
Finland — 0.6%
Nanoform Finland plc (a)	388,018	1,253,900
Nokia OYJ - SPADR (b)	30,990	132,327
Nordea Bank Abp (b)	207,568	1,775,919
Sampo Oyj, Shares - A (b)	106,058	4,526,289
		7,688,435
France — 1.0%
Carrefour SA	34,734	481,200
Constellium SE (a)	42,834	434,337
Electricite de France SA (f)	110,076	1,281,646
L'Oreal SA	15,950	5,078,765
LVMH Moet Hennessy Louis Vuitton SE	6,930	4,073,697
		11,349,645
Germany — 0.1%
BASF SE	12,546	486,205
KION Group AG	13,350	258,688
		744,893
Greece — 0.0%
Tsakos Energy Navigation, Ltd.	16,658	254,368

Hong Kong — 0.8%
AIA Group, Ltd.	94,600	785,422
CECEP COSTIN New Materials Group, Ltd. (d) (e)	1,736,000	—
CGN New Energy Holdings Co., Ltd. (f)	476,000	136,112
Changgang Dunxin Enterprise Co., Ltd. (d) (e)	4,640,000	—
CK Hutchison Holdings, Ltd.	257,000	1,411,327
First Pacific Co., Ltd.	1,718,000	522,322
Hi Sun Technology China, Ltd. (a) (f)	2,724,000	301,717
Hong Kong Exchanges & Clearing, Ltd.	14,597	495,614

20

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Hua Han Health Industry Holdings, Ltd. (d) (e)	6,984,000	$—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	216,677
Shangri-La Asia, Ltd. (a)	1,509,807	1,047,675
Sino Biopharmaceutical, Ltd.	4,511,916	2,098,869
SJM Holdings, Ltd. (a)	794,906	295,571
Swire Pacific, Ltd., Class A	140,500	1,048,500
WH Group, Ltd. (g)	916,000	576,206
		8,936,012
Indonesia — 0.0%
Indofood Sukses Makmur Tbk PT	175,000	68,988

Ireland — 0.1%
Accenture plc, Class A (b)	1,378	354,560
AerCap Holdings NV (a)	10,494	444,211
Medtronic plc (b)	8,195	661,746
		1,460,517
Israel — 0.1%
Cognyte Software, Ltd. (a)	20,479	82,735
CyberArk Software, Ltd. (a)	470	70,472
Global-e Online, Ltd. (a)	159	4,255
JFrog, Ltd. (a)	8,710	192,578
NEOGAMES SA (a)	3,021	38,971
Nice Ltd. - SPADR (a)	785	147,768
Playtika Holding Corp. (a)	47,813	448,964
		985,743
Japan — 6.5%
Amano Corp.	213,400	3,590,199
Azbil Corp.	41,300	1,077,959
BML, Inc.	120,000	2,707,051
Bunka Shutter Co., Ltd. (f)	195,600	1,385,592
DTS Corp. (f)	35,900	853,794
Ezaki Glico Co., Ltd.	140,200	3,455,613
Fukuda Corp.	11,200	371,949
Fukuda Denshi Co., Ltd.	6,100	302,681
Fukushima Galilei Co., Ltd.	26,100	641,270
H.U. Group Holdings, Inc.	137,200	2,487,460
Hakuhodo DY Holdings, Inc. (f)	338,800	2,389,560
Hitachi, Ltd.	98,000	4,149,542
Hogy Medical Co., Ltd. (f)	143,800	3,529,220
Icom, Inc.	17,100	308,961
Inpex Corp.	50,400	472,850
Japan Petroleum Exploration Co., Ltd. (f)	21,500	514,153
Kamigumi Co., Ltd.	50,200	924,433
Kato Sangyo Co., Ltd.	24,500	566,128
KYORIN Holdings, Inc. (f)	56,500	689,200
Medipal Holdings Corp.	20,300	257,309
Mitsubishi Corp. (f)	53,500	1,469,311

21

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Mitsubishi Estate Co., Ltd.	237,200	$3,112,284
Mitsui & Co., Ltd.	68,500	1,469,596
Mitsui Fudosan Co., Ltd.	170,600	3,252,004
Morinaga & Co., Ltd.	140,500	3,852,854
New Cosmos Electric Co., Ltd.	700	10,131
Nintendo Co., Ltd.	42,000	1,700,692
Nippon Densetsu Kogyo Co., Ltd.	9,400	119,483
Nohmi Bosai, Ltd.	43,600	484,418
Noritz Corp.	75,000	799,221
OKUMA Corp. (f)	94,200	3,200,187
Organo Corp.	19,600	275,906
Raito Kogyo Co., Ltd.	57,600	757,692
Ryosan Co., Ltd.	9,600	148,743
Secom Co., Ltd.	65,800	3,738,608
Sekisui Jushi Corp.	2,300	26,213
Seven Bank, Ltd. (f)	1,668,100	2,987,662
Shibuya Corp.	29,300	486,900
Sinko Industries, Ltd.	67,700	695,234
SK Kaken Co., Ltd.	8,000	2,113,130
Sumitomo Warehouse Co., Ltd. (The) (f)	291,700	3,977,395
Suzuken Co., Ltd. (f)	65,000	1,482,034
Tachi-S Co., Ltd. (f)	21,700	160,861
Takeuchi Manufacturing Co., Ltd.	172,300	3,174,946
TKC Corp.	18,200	432,098
Toei Co., Ltd. (f)	33,800	4,027,432
Toho Holdings Co., Ltd. (f)	42,000	563,158
TV Asahi Holdings Corp.	257,700	2,498,389
West Japan Railway Co. (f)	22,500	862,313
		78,553,819
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR (a) (h)	100,459	1,000,940
NAC Kazatomprom JSC - GDR	29,954	750,920
NAC Kazatomprom JSC - GDR, 144A Shares (g)	73,742	1,856,824
		3,608,684
Lebanon — 0.0%
Solidere - ADR (a) (d) (e)	38,451	294,438

Luxembourg — 0.0%
Perimeter Solutions SA (a)	9,793	78,442

Malaysia — 0.0%
Oriental Holdings BHD	198,500	276,391
Sime Darby Plantation Bhd	400	351
		276,742
Malta — 0.4%
Kambi Group plc (a)	332,592	4,712,260

22

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Mexico — 0.0%
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	40,553	$283,465

Netherlands — 0.0%
NXP Semiconductors NV	1,959	288,972

Panama — 0.0%
Copa Holdings SA, Class A (a)	3,760	251,958

Puerto Rico — 0.1%
Popular, Inc.	7,390	532,523

Russia — 0.0%
Etalon Group plc - GDR (d) (e) (h)	599,848	—
Etalon Group plc - GDR - LSE Shares (d) (e) (h)	84,223	—
Federal Grid Co. Unified Energy System PJSC (a) (d) (e)	1,019,443,892	—
Gazprom PJSC (a) (d) (e)	1,409,587	—
Lenta International Co. PJSC - GDR (a) (d) (e)	351,208	—
LSR Group PJSC (a) (d) (e)	96,020	—
Moscow Exchange MICEX-RTS PJSC (a) (d) (e)	798,487	—
Polyus PJSC - GDR (d) (e) (h)	34,231	—
RusHydro PJSC (d) (e)	354,557,380	—
Sberbank of Russia PJSC (a) (d) (e)	688,194	—
VTB Bank PJSC (a) (d) (e)	2,650,300,990	—
		—
Singapore — 0.3%
First Resources, Ltd.	1,022,200	989,461
Golden Agri-Resources, Ltd.	13,780,200	2,537,255
Yoma Strategic Holdings, Ltd. (a) (f)	3,695,700	255,942
		3,782,658
South Africa — 0.3%
Gold Fields, Ltd.	114,112	922,059
Harmony Gold Mining Co., Ltd. - SPADR	599,187	1,456,025
Impala Platinum Holdings, Ltd. (f)	110,037	1,021,031
		3,399,115
South Korea — 1.1%
DL E&C Co., Ltd.	10,864	257,547
GS Holdings Corp.	7,549	219,152
Hana Financial Group, Inc.	28,553	701,275
Hankook & Company	75,241	653,999
Hyundai Department Store Co., Ltd.	16,644	628,360
Korea Electric Power Corp.	77,039	1,076,313
Korea Electric Power Corp. - SPADR (f)	106,105	721,514
Korean Reinsurance Co.	57,012	312,657
KT Corp.	7,023	176,963

23

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

KT Corp. - SPADR (f)	291,935	$3,567,446
LG Corp.	32,446	1,676,011
LG Uplus Corp.	264,369	1,976,932
Lotte Chemical Corp.	4,239	422,800
LX Holdings Corp. (a)	2,467	14,215
Magnachip Semiconductor Corp. (a)	31,464	322,191
PHA Co. Ltd.	23,013	92,484
		12,819,859
Spain — 0.2%
Amadeus IT Group SA (a)	44,511	2,060,368

Sri Lanka — 0.0%
Hemas Holdings plc	1,337,560	232,298

Sweden — 2.2%
Atlas Copco AB, Shares - B (b)	207,339	1,715,517
Boule Diagnostics AB	90,489	127,617
Elanders AB, Shares - B	64,857	795,450
Electrolux Professional AB, Class B (b)	197,350	804,632
Fortnox AB (b)	446,636	1,732,710
Greater Than AB (a)	235,318	1,903,412
Hexagon AB, Shares - B (b)	80,383	745,252
Infant Bacterial Therapeutics AB (a)	51,471	280,163
Investor AB, Shares - B (b)	254,977	3,716,737
Karnov Group AB (a) (b)	110,462	539,466
Nibe Industrier AB, Shares - B (b)	112,844	1,001,932
Nolato AB, Shares - B (b)	188,566	862,155
Sectra AB, Class B (a)	1,008	11,193
Skandinaviska Enskilda Banken AB, Class A (b)	509,199	4,833,443
SKF AB, Class B (b)	163,231	2,182,717
Spotify Technology SA (a)	5,982	516,247
Viaplay Group AB, Class B (a) (b)	264,833	5,174,106
		26,942,749
Switzerland — 0.1%
Chubb, Ltd. (b)	1,855	337,387
Credit Suisse Group AG - SPADR (f)	121,470	476,163
		813,550
Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR (b)	4,669	320,107

Thailand — 0.0%
Kasikornbank PCL	62,900	242,598

Ukraine — 0.1%
Astarta Holding NV (a)	45,135	189,534
Kernel Holding SA	136,043	463,778

24

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

MHP SE - GDR - OTC Shares	236,097	$902,500
		1,555,812
United Kingdom — 0.7%
Clarivate plc (a) (b)	123,948	1,163,872
Diageo plc	85,790	3,595,952
Gabriel Resources, Ltd. (a)	1,962,000	312,477
Janus Henderson Group plc	7,734	157,078
Liberty Global plc,Class C (a) (b)	15,991	263,851
Linde plc (b)	1,616	435,657
nVent Electric plc	7,787	246,147
Pentair plc	4,636	188,361
Stolt-Nielsen, Ltd.	26,051	518,388
Yellow Cake plc (a) (g)	253,896	1,147,210
		8,028,993
Uruguay — 0.0%
Dlocal, Ltd./Uruguay (a)	1,278	26,225
Total Foreign Common Stocks (Cost $460,806,135)		362,875,473
Total Common Stocks (Cost $912,460,555)		769,165,844

	Principal Amount	Value

Participation Notes — 0.2%
UBS AG, Beijing Kingsoft Office Software, Inc., Equity Linked Notes, Expiring 10/26/23, Expiring 10/26/23 (China) (a) (d)	$24,000	$680,652
UBS AG, Shanghai Zhonggu Logistics Co., Ltd., Equity Linked Notes, Expiring 03/16/23 (China) (a) (d)	562,060	1,161,975
UBS AG, TKD Science and Technology Co., Ltd., Equity Linked Notes, Expiring 01/17/23 (China) (a) (d)	366,912	1,000,688
Total Participation Notes (Cost $4,408,422)		2,843,315

	Number of Contracts	Value

Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (d) (Cost $77,784)	367,492	$211,676

Warrants — 0.0%
Alpha Lithium Corp., Expiring 12/10/23 (Canada) (a) (d)	32,800	3,845
American Lithium Corp., Expiring 11/03/23 (Canada) (a) (d)	27,900	6,899
American Pacific Mining Corp., Expiring 12/09/22 (Canada) (a) (d)	30,550	990
Ascot Resources, Ltd., Expiring 03/08/24 (Canada) (a) (d)	63,350	2,773
Bigg Digital Assets, Inc., Expiring 04/16/23 (Canada) (a) (d)	34,150	402
Cardiol Therapeutics, Inc., Expiring 11/05/24 (Canada) (a) (d)	7,900	1,506

25

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Contracts	Value

Critical Elements Lithium Corp., Expiring 12/03/23 (Canada) (a) (d)	26,350	$4,265
Cypress Development Corp., Expiring 03/22/24 (Canada) (a) (d)	63,100	13,222
Cypress Development Corp., Expiring 02/04/24 (Canada) (a) (d)	37,100	4,223
Denilson Mines Corp., Expiring 03/22/23 (Canada) (a) (d)	30,700	1,684
Drone Delivery Corp., Expiring 12/22/22 (Canada) (a)	30,950	112
Else Nutrition Holdings, Inc., Expiring 10/06/22 (Canada) (a)	800	3
Entourage Health Corp., Expiring 03/12/23 (Canada) (a)	150,400	544
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (c) (d)	30,162	22,212
FG Acquisition Corp., Expiring 04/05/30 (Canada) (a)	16,150	18,572
Givex Information Technology Group, Ltd., Expiring 11/25/23 (Canada) (a) (d)	30,000	2,119
Gold Mountain Mining Corp., Expiring 06/24/23 (Canada) (a) (d)	13,950	—
Gryphon Digital Mining, Inc., Expiring 06/30/24 (United States) (a) (d) (e)	10,298	5,395
Hive Blockchain Technologies, Ltd., Expiring 05/30/24 (Canada) (a)	20,100	2,183
Nevada Copper Corp., Expiring 05/29/23 (Canada) (a)	73,900	802
Northern Genesis Acquisition Corp. III, Expiring 12/31/27 (United States) (a)	12,000	330
Numinus Wellness, Inc., Expiring 03/19/23 (Canada) (a)	30,550	221
Organigram Holdings, Inc., Expiring 11/12/23 (Canada) (a) (d)	45,000	3,119
Osisko Green Acquisition, Ltd., Expiring 09/07/26 (Canada) (a) (c) (d) (e)	33,552	7,773
Osisko Green Acquisition, Ltd., Expiring 09/08/29 (Canada) (a)	30,000	8,687
Rambler Metals & Mining plc, Expiring 01/13/26 (United Kingdom) (a) (d)	9,834	475
Revive Therapeutics, Ltd., Expiring 02/12/24 (Canada) (a) (d)	85,700	2,809
Royal Helium, Ltd., Expiring 06/08/23 (Canada) (a)	291,500	10,551
Rritual Superfoods, Inc., Expiring 03/05/24 (Canada) (a)	103,950	376
Saturn Oil & Gas, Inc., Expiring 06/04/23 (Canada) (a)	404,100	4,388
Somerset Energy Partners Corp., Expiring 04/08/24 (Canada) (a) (c) (d) (e)	130,200	1,502
Sucro Holdings LLC, Expiring 01/28/23 (Canada) (a) (c) (d) (e)	8,700	—
Sun Summit Minerals Corp., Expiring 07/29/23 (Canada) (a) (d)	30,550	74
Swiftmerge Acquisition Corp., Expiring 12/15/26 (United States) (a) (c) (d)	9,258	465
Synaptive Medical, Inc., Expiring 12/06/22 (United States) (a) (c) (d) (e)	37,142	19
The Valens Co., Inc., Expiring 01/29/24 (Canada) (a) (d)	43,100	911
The Valens Co., Inc., Expiring 06/01/24 (Canada) (a) (d)	37,950	764
The Very Good Food Co., Expiring 01/02/23 (Canada) (a) (d)	4,500	—
Trillion Energy International, Inc., Expiring 06/29/25 (Canada) (a)	805,000	148,605
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (d)	75,000	17,946
Vizsla Silver Corp., Expiring 12/03/22 (Canada) (a)	12,121	88
Total Warrants (Cost $234,201)		300,854

	Principal Amount	Value

Convertible Bonds — 0.0%

Health Care Equipment & Supplies — 0.0%

Synaptive Medical, Inc., 10.000%, 10/31/24(c) (d) (e) (Cost $120,000)	$120,000	$120,000

US Treasury Bonds/Notes — 5.8%
US Treasury Note, 2.750%, 07/31/27	1,575,000	1,484,068
US Treasury Note, 0.375%, 10/31/23(f)	894,000	857,262
US Treasury Note, 0.250%, 11/15/23	3,779,000	3,612,193
US Treasury Note, 0.125%, 12/15/23	3,852,000	3,666,171
US Treasury Note, 0.250%, 03/15/24	5,000,000	4,716,016

26

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Principal Amount	Value

US Treasury Note, 2.500%, 05/15/24	$1,721,000	$1,672,059
US Treasury Note, 0.250%, 06/15/24	3,482,000	3,252,814
US Treasury Note, 0.375%, 07/15/24(f)	3,477,000	3,247,328
US Treasury Note, 0.375%, 09/15/24	4,994,000	4,634,276
US Treasury Note, 1.500%, 09/30/24	4,264,000	4,043,471
US Treasury Note, 1.375%, 01/31/25	3,757,000	3,519,546
US Treasury Note, 2.125%, 05/15/25(f)	2,070,000	1,961,810
US Treasury Note, 0.250%, 05/31/25	3,640,000	3,274,863
US Treasury Note, 2.250%, 11/15/25(f)	2,546,000	2,398,113
US Treasury Note, 0.375%, 11/30/25	2,722,900	2,414,553
US Treasury Note, 0.375%, 01/31/26	3,742,000	3,296,468
US Treasury Note, 0.500%, 02/28/26	3,167,000	2,795,001
US Treasury Note, 0.875%, 06/30/26	3,775,000	3,343,382
US Treasury Note, 1.125%, 10/31/26	2,487,000	2,206,144
US Treasury Note, 1.250%, 12/31/26	7,372,000	6,551,577
US Treasury Note, 1.500%, 01/31/27	5,033,000	4,513,775
US Treasury Note, 1.125%, 02/28/27	2,301,000	2,027,037
Total US Treasury Bonds/Notes (Cost $74,199,232)		69,487,927

	Number of Shares	Value

Acquired Funds — 18.4%

Exchange-Traded Funds (ETFs) — 5.3%
Financial Select Sector SPDR Fund (f)	1,314,373	$39,904,364
Technology Select Sector SPDR Fund (f)	71,149	8,451,078
Vanguard Financials ETF (f)	213,451	15,889,293
		64,244,735
Private Investment Funds (i) — 13.1%
Bellus Ventures II LP (a) (c) (d) (e)	185,236	$26,975,590
Canyon Partners LLC (a) (c) (d) (e)		9,383,898
Eversept Global Healthcare Fund LP (a) (c) (d) (e)		33,138,366
Farallon Capital Institutional Partners LP (a) (c) (d) (e)		889,272
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	7,919	12,208,478
Honeycomb Partners LP (a) (c) (d) (e)		27,312,121
Neo Ivy Capital Fund LP (a) (c) (d) (e)		9,322,598
Northwest Feilong Fund, Ltd. (a) (c) (d) (e)	7,235	17,464,721
QVT Roviant LP (a) (c) (d) (e)	996	2,309,929
Voloridge Fund LP (a) (c) (d) (e)		18,454,325
		157,459,298
Total Acquired Funds (Cost $202,204,183)		221,704,033

Preferred Stocks — 0.3%
Draegerwerk AG & Co. KGAA, 0.45% (Germany)	10,772	450,532
Esports Technology, Inc., 14.00% (United States) (c) (d) (e)	563,000	563,000
Hyundai Motor Co., Ltd., 6.00% (South Korea)	7,811	458,390
Hyundai Motor Co., Ltd., 6.09% (South Korea)	25,675	1,495,244

27

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Synaptive Medical, Inc., Class B, 0.00% (Canada) (c) (d) (e)	74,285	$185,712
Total Preferred Stocks (Cost $3,518,166)		3,152,878

	Number of Contracts	Value

Purchased Option Contracts — 0.2%

Calls — 0.0%
iShares Russell 2000 ETF, Notional Amount $1,207,500, Strike Price $172.5 Expiring 10/14/2022 (United States)	70	$13,510
Total Calls (Cost $14,350)		13,510

Puts — 0.2%
Axfood AB, Notional Amount $8,468,000, Strike Price $290 Expiring 11/18/2022 (Sweden)	292	$104,590
Call EUR vs. Put JPY, Notional Amount $1,006,400,000, Strike Price $136 Expiring 09/05/2024 (Germany)	74,000	537,393
Call EUR vs. Put JPY, Notional Amount $1,006,400,000, Strike Price $136 Expiring 09/06/2024 (Germany)	74,000	538,018
Call EUR vs. Put JPY, Notional Amount $1,482,400,000, Strike Price $136 Expiring 08/29/2023 (Germany)	109,000	434,737
Call EUR vs. Put JPY, Notional Amount $1,482,400,000, Strike Price $136 Expiring 08/30/2023 (Germany)	109,000	432,803
Holmen Ab, Notional Amount $24,609,000, Strike Price $390 Expiring 10/21/2022 (Sweden)	631	23,881
Stora Enso Oyj, Notional Amount $39,771,000, Strike Price $135 Expiring 12/16/2022 (Sweden)	2,946	180,514
Svenska Cellulosa Ab Sca, Notional Amount $25,731,000, Strike Price $135 Expiring 10/21/2022 (Sweden)	1,906	51,524
Svenska Cellulosa Ab Sca, Notional Amount $28,001,250, Strike Price $142.5 Expiring 11/18/2022 (Sweden)	1,965	129,257
Total Puts (Cost $2,453,153)		2,432,717
Total Purchased Option Contracts (Cost $2,467,503)		2,446,227

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (d) (e) (c)	260,322	—

28

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Principal Amount	Value

Short-Term Investments — 18.9%

Repurchase Agreement — 8.9%
Fixed Income Clearing Corp. issued on 09/30/22 (proceeds at maturity $107,594,191) (collateralized by US Treasury Floating Rate Note, due 03/30/23 with a total par value of $109,468,300 and a total market value of $107,392,562; US Treasury Notes, due 01/15/23 with a total par value of $1,846,500 and a total market value of $2,346,078), 0.830%, 10/03/22 (Cost $107,586,750)	$107,586,750	$107,586,750

Unaffiliated Investment Company — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.070% (j) (k) (Cost $26,654,647)	26,654,647	26,654,647

US Treasury Bills — 7.8%
US Treasury Bills, 3.078%, 02/16/23(j)	2,687,300	2,651,171
US Treasury Bills, 3.162%, 03/23/23(j)	90,000,000	88,434,637
US Treasury Bills, 3.176%, 07/13/23(j)	3,267,300	3,173,551
Total US Treasury Bills (Cost $94,220,653)		94,259,359
Total Short-Term Investments (Cost $228,462,050)		228,500,756
Total Investments — 107.6% (Cost $1,428,152,095)		1,297,933,510
Liabilities in Excess of Other Assets — (7.6)%		(92,141,265)
Net Assets — 100.0%		$1,205,792,245

	Number of Shares	Value

Securities Sold Short — (10.1)%

Common Stocks — (10.1)%

US Common Stocks — (6.7)%

Aerospace & Defense — (0.0)%
AAR Corp. (a)	(4,947)	$(177,202)
HEICO Corp.	(976)	(140,524)
		(317,726)
Air Freight & Logistics — (0.0)%
C.H. Robinson Worldwide, Inc.	(954)	(91,880)
United Parcel Service, Inc., Class B	(1,402)	(226,479)
		(318,359)

29

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Airlines — (0.1)%
American Airlines Group, Inc. (a)	(51,904)	$(624,924)
United Airlines Holdings, Inc. (a)	(256)	(8,328)
		(633,252)
Auto Components — (0.0)%
Fox Factory Holding Corp. (a)	(1,866)	(147,563)
QuantumScape Corp. (a)	(22,762)	(191,428)
		(338,991)
Automobiles — (0.0)%
Winnebago Industries, Inc.	(2,082)	(110,783)

Banks — (0.1)%
Commerce Bancshares, Inc.	(2,850)	(188,556)
First Citizens BancShares, Inc., Class A	(19)	(15,151)
First Financial Bankshares, Inc.	(13,396)	(560,355)
M&T Bank Corp.	(1,479)	(260,777)
SVB Financial Group (a)	(2,173)	(729,650)
		(1,754,489)
Beverages — (0.0)%
MGP Ingredients, Inc.	(1,200)	(127,392)

Biotechnology — (0.0)%
Mirati Therapeutics, Inc. (a)	(5,853)	(408,774)
Moderna, Inc. (a)	(346)	(40,915)
		(449,689)
Building Products — (0.1)%
Advanced Drainage Systems, Inc. (b)	(2,269)	(282,196)
Builders FirstSource, Inc. (a)	(4,493)	(264,728)
Trex Co., Inc. (a)	(2,461)	(108,136)
		(655,060)
Capital Markets — (0.0)%
Coinbase Global, Inc., Class A (a)	(2,685)	(173,156)

Chemicals — (0.0)%
Chemours Co. (The)	(5,355)	(132,001)
DuPont de Nemours, Inc.	(1,642)	(82,757)
Scotts Miracle-Gro Co. (The)	(1,623)	(69,383)
		(284,141)

30

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Commercial Services & Supplies — (0.2)%
ACCO Brands Corp.	(33,345)	$(163,391)
Aris Water Solution, Inc., Class A	(23,783)	(303,471)
Brady Corp., Class A	(1,489)	(62,136)
Casella Waste Systems, Inc., Class A (a)	(7,426)	(567,272)
Cintas Corp.	(382)	(148,289)
HNI Corp.	(21,780)	(577,388)
MillerKnoll, Inc.	(17,154)	(267,602)
		(2,089,549)
Communications Equipment — (0.1)%
F5, Inc. (a)	(5,851)	(846,815)
Juniper Networks, Inc.	(19,205)	(501,635)
Motorola Solutions, Inc.	(759)	(169,993)
Viasat, Inc. (a)	(1,138)	(34,402)
		(1,552,845)
Construction & Engineering — (0.0)%
Valmont Industries, Inc.	(929)	(249,548)

Consumer Finance — (0.1)%
Credit Acceptance Corp. (a)	(45)	(19,710)
FirstCash Holdings, Inc.	(12,452)	(913,354)
World Acceptance Corp. (a)	(2,981)	(288,620)
		(1,221,684)
Distributors — (0.0)%
Pool Corp.	(189)	(60,142)

Diversified Consumer Services — (0.1)%
Mister Car Wash, Inc. (a)	(17,946)	(153,977)
Perdoceo Education Corp. (a)	(41,879)	(431,354)
Service Corp. International	(4,723)	(272,706)
		(858,037)
Diversified Telecommunication Services — (0.1)%
Cogent Communications Holdings, Inc.	(18,769)	(978,991)
Frontier Communications Parent, Inc. (a)	(8,891)	(208,316)
		(1,187,307)
Electric Utilities — (0.1)%
IDACORP, Inc.	(5,835)	(577,723)
Otter Tail Corp.	(2,346)	(144,326)
PG&E Corp. (a)	(2,053)	(25,663)

31

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Portland General Electric Co.	(2,017)	$(87,659)
		(835,371)
Electrical Equipment — (0.1)%
Array Technologies, Inc. (a)	(35,684)	(591,641)
ChargePoint Holdings, Inc. (a)	(3,455)	(50,996)
Encore Wire Corp.	(2,897)	(334,719)
Plug Power, Inc. (a)	(16,302)	(342,505)
TPI Composites, Inc. (a)	(40,396)	(455,667)
		(1,775,528)
Electronic Equipment, Instruments & Components — (0.2)%
Amphenol Corp., Class A	(4,689)	(313,975)
Badger Meter, Inc.	(11,399)	(1,053,154)
Rogers Corp. (a)	(2,604)	(629,856)
		(1,996,985)
Entertainment — (0.2)%
ROBLOX Corp., Class A (a)	(24,103)	(863,852)
Roku, Inc. (a)	(5,809)	(327,628)
Take-Two Interactive Software, Inc. (a)	(226)	(24,634)
Walt Disney Co. (The) (a)	(1,116)	(105,272)
Warner Bros Discovery, Inc. (a)	(10,196)	(117,254)
World Wrestling Entertainment, Inc., Class A	(6,406)	(449,509)
		(1,888,149)
Equity Real Estate — (0.4)%
American Tower Corp.	(61)	(13,097)
Boston Properties, Inc.	(3,769)	(282,562)
CubeSmart	(1,717)	(68,783)
Digital Realty Trust, Inc.	(275)	(27,275)
Iron Mountain, Inc.	(30,081)	(1,322,659)
Kimco Realty Corp.	(23,361)	(430,076)
Medical Properties Trust, Inc.	(39,213)	(465,066)
Outfront Media, Inc.	(4,967)	(75,449)
Park Hotels & Resorts, Inc.	(61,025)	(687,142)
Pebblebrook Hotel Trust	(5,364)	(77,832)
Realty Income Corp.	(5,293)	(308,053)
Welltower, Inc.	(10,655)	(685,330)
		(4,443,324)
Food & Staples Retailing — (0.1)%
Grocery Outlet Holding Corp. (a)	(34,011)	(1,132,226)
Kroger Co. (The)	(229)	(10,019)
Weis Markets, Inc.	(3,712)	(264,443)
		(1,406,688)

32

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Food Products — (0.4)%
B&G Foods, Inc.	(3,291)	$(54,269)
Flowers Foods, Inc.	(43,147)	(1,065,299)
Freshpet, Inc. (a)	(4,757)	(238,278)
Hormel Foods Corp.	(24,218)	(1,100,466)
JM Smucker Co. (The)	(4,255)	(584,680)
Lamb Weston Holdings, Inc.	(12,749)	(986,518)
McCormick & Co., Inc.	(7,559)	(538,730)
Tootsie Roll Industries, Inc.	(4,505)	(149,926)
		(4,718,166)
Health Care Equipment & Supplies — (0.2)%
Atrion Corp.	(172)	(97,180)
Figs, Inc., Class A (a)	(15,937)	(131,480)
ICU Medical, Inc. (a)	(560)	(84,336)
Inari Medical, Inc. (a)	(7,008)	(509,061)
Insulet Corp. (a)	(2,338)	(536,337)
ResMed, Inc.	(605)	(132,072)
STERIS plc	(2,759)	(458,767)
		(1,949,233)
Health Care Providers & Services — (0.2)%
agilon health, Inc. (a)	(29,973)	(701,968)
AMN Healthcare Services, Inc. (a)	(9,567)	(1,013,719)
Cross Country Healthcare, Inc. (a)	(4,343)	(123,211)
HealthEquity, Inc. (a)	(8,079)	(542,666)
Henry Schein, Inc. (a)	(807)	(53,076)
Oak Street Health, Inc. (a)	(7,958)	(195,130)
Owens & Minor, Inc.	(1,373)	(33,089)
Patterson Cos., Inc.	(791)	(19,000)
		(2,681,859)
Health Care Technology — (0.0)%
Teladoc Health, Inc. (a)	(16,461)	(417,286)

Hotels, Restaurants & Leisure — (0.3)%
Airbnb, Inc., Class A (a)	(628)	(65,965)
Caesars Entertainment, Inc. (a)	(1,136)	(36,647)
Chipotle Mexican Grill, Inc. (a)	(55)	(82,652)
Darden Restaurants, Inc.	(4,833)	(610,505)
Domino's Pizza, Inc.	(453)	(140,521)
DraftKings, Inc., Class A (a)	(39,805)	(602,648)
EBET, Inc. (a)	(9,100)	(11,102)
Expedia Group, Inc. (a)	(116)	(10,868)
Las Vegas Sands Corp. (a)	(7,562)	(283,726)
Papa John's International, Inc.	(7,043)	(493,080)
Six Flags Entertainment Corp. (a)	(25,592)	(452,978)
Sweetgreen, Inc., Class A (a)	(27,631)	(511,174)

33

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Wingstop, Inc.	(932)	$(116,891)
Wynn Resorts, Ltd. (a)	(3,857)	(243,107)
		(3,661,864)
Household Durables — (0.1)%
Helen of Troy, Ltd. (a)	(1,453)	(140,127)
La-Z-Boy, Inc.	(2,384)	(53,807)
Leggett & Platt, Inc.	(4,270)	(141,849)
TopBuild Corp. (a)	(2,729)	(449,685)
		(785,468)
Household Products — (0.1)%
Clorox Co. (The)	(4,705)	(604,075)

Independent Power & Renewable Electricity Producers — (0.0)%
Ormat Technologies, Inc.	(3,445)	(296,959)

Insurance — (0.0)%
Aon plc, Class A	(94)	(25,180)
Progressive Corp. (The)	(542)	(62,986)
		(88,166)
Interactive Media & Services — (0.1)%
IAC, Inc. (a)	(5,922)	(327,960)
Pinterest, Inc.,Class A (a)	(7,478)	(174,237)
Snap, Inc., Class A (a)	(17,903)	(175,807)
Twitter, Inc. (a)	(10,128)	(444,012)
ZoomInfo Technologies, Inc. (a)	(9,033)	(376,315)
		(1,498,331)
Internet & Direct Marketing Retail — (0.2)%
Chewy, Inc., Class A (a)	(661)	(20,306)
DoorDash, Inc., Class A (a)	(3,314)	(163,877)
eBay, Inc.	(1,108)	(40,785)
Etsy, Inc. (a)	(4,124)	(412,936)
PetMed Express, Inc.	(40,215)	(784,997)
Stitch Fix, Inc.,Class A (a)	(74,199)	(293,086)
Wayfair, Inc., Class A (a)	(3,408)	(110,930)
Xometry, Inc., Class A (a)	(12,051)	(684,376)
		(2,511,293)
IT Services — (0.2)%
Affirm Holdings, Inc. (a)	(33,272)	(624,183)
Akamai Technologies, Inc. (a)	(2,070)	(166,262)
Block, Inc. (a)	(1,306)	(71,817)
Cloudflare, Inc., Class A (a)	(4,684)	(259,072)

34

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

EPAM Systems, Inc. (a)	(160)	$(57,950)
Fastly, Inc., Class A (a)	(25,173)	(230,585)
MongoDB, Inc. (a)	(163)	(32,365)
Paychex, Inc.	(1,002)	(112,434)
Perficient, Inc. (a)	(1,523)	(99,025)
Shift4 Payments, Inc., Class A (a)	(6,012)	(268,195)
Snowflake, Inc., Class A (a)	(2,091)	(355,386)
Switch, Inc., Class A	(5,233)	(176,300)
Twilio, Inc., Class A (a)	(1,486)	(102,742)
Western Union Co. (The)	(15,619)	(210,857)
		(2,767,173)
Leisure Products — (0.1)%
Clarus Corp.	(30,563)	(411,684)
Peloton Interactive, Inc., Class A (a)	(60,736)	(420,900)
Polaris, Inc.	(2,359)	(225,638)
Topgolf Callaway Brands Corp. (a)	(19,751)	(380,404)
		(1,438,626)
Life Sciences Tools & Services — (0.1)%
Azenta, Inc.	(5,137)	(220,172)
Illumina, Inc. (a)	(2,225)	(424,508)
PerkinElmer, Inc.	(1,661)	(199,868)
Repligen Corp. (a)	(1,628)	(304,615)
Sotera Health Co. (a)	(2,523)	(17,207)
		(1,166,370)
Machinery — (0.2)%
Chart Industries, Inc. (a)	(4,688)	(864,233)
Ingersoll Rand, Inc.	(433)	(18,732)
Kadant, Inc.	(1,961)	(327,114)
RBC Bearings, Inc. (a)	(2,136)	(443,882)
Snap-on, Inc.	(2,354)	(473,978)
		(2,127,939)
Media — (0.2)%
Cable One, Inc.	(472)	(402,640)
DISH Network Corp., Class A (a)	(20,665)	(285,797)
Paramount Global, Class B	(34,477)	(656,442)
TechTarget, Inc. (a)	(12,684)	(750,893)
		(2,095,772)
Metals & Mining — (0.2)%
MP Materials Corp. (a)	(52,521)	(1,433,823)
Nucor Corp.	(387)	(41,405)
Steel Dynamics, Inc.	(9,363)	(664,305)

35

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

United States Steel Corp.	(20,274)	$(367,365)
		(2,506,898)
Multi-Utilities — (0.0)%
Black Hills Corp.	(3,433)	(232,517)

Multiline Retail — (0.2)%
Dillard's, Inc., Class A	(1,115)	(304,127)
Dollar Tree, Inc. (a)	(389)	(52,943)
Franchise Group, Inc.	(32,599)	(792,156)
Kohl's Corp.	(14,115)	(354,992)
Ollie's Bargain Outlet Holdings, Inc. (a)	(9,420)	(486,072)
Target Corp.	(1,423)	(211,159)
		(2,201,449)
Oil, Gas & Consumable Fuels — (0.1)%
CNX Resources Corp. (a)	(7,629)	(118,478)
New Fortress Energy, Inc.	(4,698)	(205,350)
Williams Companies, Inc. (The)	(10,298)	(294,832)
		(618,660)
Paper & Forest Products — (0.0)%
Resolute Forest Products	(19,000)	(380,000)

Pharmaceuticals — (0.0)%
Pfizer, Inc.	(6,003)	(262,691)

Professional Services — (0.1)%
Booz Allen Hamilton Holding Corp. (b)	(111)	(10,251)
Dun & Bradstreet Holdings, Inc.	(8,973)	(111,175)
FTI Consulting, Inc. (a)	(1,067)	(176,813)
Kforce, Inc.	(9,532)	(559,052)
Robert Half International, Inc.	(71)	(5,432)
		(862,723)
Real Estate Management & Development — (0.1)%
Opendoor Technologies, Inc. (a)	(74,877)	(232,867)
Redfin Corp. (a)	(65,320)	(381,469)
		(614,336)
Road & Rail — (0.2)%
ArcBest Corp.	(7,985)	(580,749)
Avis Budget Group, Inc. (a)	(3,038)	(451,021)
CSX Corp.	(1,320)	(35,165)
Hertz Global Holdings, Inc. (a)	(17,170)	(279,528)
Lyft, Inc., Class A (a)	(5,357)	(70,552)

36

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Old Dominion Freight Line, Inc.	(867)	$(215,684)
Saia, Inc. (a)	(2,483)	(471,770)
		(2,104,469)
Semiconductors & Semiconductor Equipment — (0.2)%
Amkor Technology, Inc.	(1,598)	(27,246)
Entegris, Inc.	(1,750)	(145,285)
First Solar, Inc. (a)	(3,180)	(420,619)
Kulicke & Soffa Industries, Inc. (Singapore)	(5,902)	(227,404)
Lattice Semiconductor Corp. (a)	(2,592)	(127,552)
Microchip Technology, Inc.	(2,996)	(182,846)
Monolithic Power Systems, Inc.	(253)	(91,940)
NVIDIA Corp.	(1,792)	(217,531)
SiTime Corp. (a)	(1,555)	(122,425)
Texas Instruments, Inc.	(244)	(37,766)
Wolfspeed, Inc. (a)	(4,162)	(430,184)
		(2,030,798)
Software — (0.6)%
Adeia, Inc. Common Stock	(20,007)	(282,899)
Alarm.com Holdings, Inc. (a)	(14,037)	(910,440)
Autodesk, Inc. (a)	(938)	(175,218)
Bentley Systems, Inc., Class B	(9,303)	(284,579)
Bill.com Holdings, Inc. (a)	(3,904)	(516,772)
Black Knight, Inc. (a)	(1,017)	(65,830)
Ceridian HCM Holding, Inc. (a)	(8,113)	(453,354)
Clear Secure, Inc.,Class A (a)	(29,295)	(669,684)
Confluent, Inc., Class A (a)	(13,659)	(324,674)
Crowdstrike Holdings, Inc., Class A (a)	(1,240)	(204,364)
DocuSign, Inc. (a)	(897)	(47,963)
Five9, Inc. (a)	(4,839)	(362,828)
Jamf Holding Corp. (a)	(14,283)	(316,511)
nCino, Inc. (a)	(17,504)	(597,061)
Palantir Technologies, Inc., Class A (a)	(56,147)	(456,475)
Palo Alto Networks, Inc. (a)	(1,992)	(326,270)
Paycor HCM, Inc. (a)	(5,025)	(148,539)
Teradata Corp. (a)	(9,338)	(290,038)
UiPath, Inc., Class A (a)	(21,892)	(276,058)
Unity Software, Inc. (a)	(16,415)	(522,982)
Zoom Video Communications, Inc., Class A (a)	(1,324)	(97,433)
		(7,329,972)
Specialty Retail — (0.5)%
Abercrombie & Fitch Co., Class A (a)	(6,343)	(98,634)
Academy Sports & Outdoors, Inc.	(6,833)	(288,216)
AutoNation, Inc. (a)	(434)	(44,212)
Burlington Stores, Inc. (a)	(753)	(84,253)
CarMax, Inc. (a)	(4,803)	(317,094)
Carvana Co. (a)	(16,567)	(336,310)
Five Below, Inc. (a)	(585)	(80,537)

37

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Floor & Decor Holdings, Inc., Class A (a)	(6,036)	$(424,089)
GameStop Corp., Class A (a)	(44,828)	(1,126,528)
Haverty Furniture Companies, Inc.	(10,566)	(263,093)
Leslie's, Inc. (a)	(73,978)	(1,088,216)
Murphy USA, Inc.	(2,858)	(785,693)
Penske Automotive Group, Inc.	(338)	(33,269)
Petco Health & Wellness Co., Inc. (a)	(10,825)	(120,807)
Sonic Automotive, Inc., Class A	(795)	(34,424)
Tractor Supply Co.	(3)	(558)
Williams-Sonoma, Inc.	(2,725)	(321,141)
		(5,447,074)
Technology Hardware, Storage & Peripherals — (0.0)%
Apple, Inc.	(3,035)	(419,437)
IonQ, Inc. (a)	(33,193)	(168,289)
		(587,726)
Textiles, Apparel & Luxury Goods — (0.1)%
Crocs, Inc. (a)	(1,978)	(135,809)
Hanesbrands, Inc.	(22,843)	(158,987)
Oxford Industries, Inc.	(6,260)	(562,023)
VF Corp.	(2,300)	(68,793)
		(925,612)
Trading Companies & Distributors — (0.1)%
Fastenal Co.	(760)	(34,990)
GATX Corp.	(1,325)	(112,824)
Rush Enterprises, Inc., Class A	(1,952)	(85,615)
Veritiv Corp. (a)	(8,339)	(815,304)
		(1,048,733)
Water Utilities — (0.0)%
California Water Service Group	(356)	(18,758)
Total US Common Stocks (Proceeds $(92,237,133))		(80,709,191)

Foreign Common Stocks — (3.4)%

Canada — (0.6)%
Aecon Group, Inc.	(58,300)	(401,792)
Ag Growth International, Inc.	(7,546)	(175,901)
Altus Group, Ltd.	(12,500)	(405,220)
Boyd Group Services, Inc.	(2,500)	(314,819)
Canada Goose Holdings, Inc. (a)	(20,058)	(305,684)
Canopy Growth Corp. (a)	(77,500)	(210,392)
EQB, Inc.	(8,100)	(272,316)
Hudbay Minerals, Inc.	(117,600)	(473,346)

38

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

IAMGOLD Corp. (a)	(209,800)	$(226,302)
Lundin Mining Corp.	(98,000)	(495,198)
Magna International, Inc.	(4,300)	(203,988)
MTY Food Group, Inc.	(800)	(33,017)
New Found Gold Corp. (a)	(27,700)	(98,058)
NexGen Energy, Ltd. (a)	(86,400)	(313,988)
Peyto Exploration & Development Corp.	(45,100)	(359,794)
Real Matters, Inc. (a)	(21,400)	(73,587)
Ritchie Bros Auctioneers, Inc.	(6,300)	(393,639)
Saputo, Inc.	(13,200)	(314,675)
Tamarack Valley Energy, Ltd.	(164,900)	(452,435)
TELUS International CDA, Inc. (a)	(8,171)	(213,753)
TELUS International CDA, Inc. (a)	(13,300)	(348,158)
Wesdome Gold Mines, Ltd. (a)	(42,300)	(286,012)
Whitecap Resources, Inc.	(65,300)	(413,162)
		(6,785,236)
Denmark — (0.3)%
FLSmidth & Co. A/S	(40,345)	(869,706)
ISS A/S (a)	(65,967)	(1,010,161)
Netcompany Group A/S (a) (g)	(21,451)	(715,148)
Novozymes A/S, Shares - B	(18,590)	(927,209)
		(3,522,224)
Finland — (0.4)%
Orion Oyj, Class B	(43,209)	(1,821,216)
Stora Enso Oyj, Shares - R	(95,633)	(1,219,685)
TietoEVRY Oyj	(78,598)	(1,772,720)
		(4,813,621)
India — (0.1)%
Infosys, Ltd. - SPADR	(21,639)	(367,214)
WNS Holdings, Ltd. - ADR (a)	(3,995)	(326,951)
		(694,165)
Israel — (0.0)%
SolarEdge Technologies, Inc. (a)	(1,565)	(362,235)

Jersey — (0.0)%
Novocure, Ltd. (a)	(7,768)	(590,213)

Norway — (0.3)%
BEWi ASA (a)	(53,233)	(226,557)
Mowi ASA	(123,988)	(1,571,078)
Orkla ASA	(285,804)	(2,075,198)
		(3,872,833)

39

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

	Number of Shares	Value

Puerto Rico — (0.0)%
EVERTEC, Inc.	(1,112)	$(34,861)

Sweden — (1.7)%
AAK AB	(165,395)	(2,180,764)
Axfood AB	(25,307)	(578,742)
Bilia AB, Class A	(9,634)	(109,680)
Boozt AB (a) (g)	(30,330)	(156,025)
Clas Ohlson AB, Shares - B	(7,031)	(41,890)
Embracer Group AB (a)	(178,697)	(1,059,248)
Evolution AB (g)	(5,012)	(394,707)
Fastighets AB Balder, Shares - B (a)	(99,101)	(391,680)
Holmen AB, Shares B	(15,257)	(580,560)
Husqvarna AB, Shares - B	(86,180)	(474,969)
Industrivarden AB Shares - A	(34,588)	(696,231)
Instalco AB	(88,931)	(353,638)
Investment AB Latour, Shares - B	(97,088)	(1,593,232)
L E Lundbergforetagen AB, Shares - B	(6,399)	(230,060)
Lifco AB, Shares - B	(18,664)	(257,650)
Loomis AB	(71,266)	(1,748,809)
Munters Group AB (g)	(58,731)	(408,039)
Samhallsbyggnadsbolaget i Norden AB	(178,875)	(190,890)
Sandvik AB	(49,660)	(676,245)
Sectra AB, Shares - B (a)	(70,828)	(786,466)
Skanska AB, Shares - B	(31,746)	(394,577)
Surgical Science Sweden AB (a)	(72,277)	(963,855)
Svenska Cellulosa AB SCA,Class B	(100,792)	(1,278,206)
Svenska Handelsbanken AB, Shares - A	(192,681)	(1,574,503)
Sweco AB, Shares - B	(54,559)	(454,842)
Tele2 AB, Class B	(58,316)	(502,987)
Telia Co. AB	(656,096)	(1,888,416)
		(19,966,911)
United Kingdom — (0.0)%
Clarivate plc (a)	(26,582)	(249,605)

Uruguay — (0.0)%
MercadoLibre, Inc. (a)	(350)	(289,723)
Total Foreign Common Stocks (Proceeds $(56,148,952))		(41,181,627)
Total Common Stocks (Proceeds $(148,386,085))		(121,890,818)
Total Securities Sold Short — (10.1)% (Proceeds $(148,386,085))		$(121,890,818)

40

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2022	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
36	12/30/2022	U.S. Treasury Note 3 Year Futures	$7,695,876	$7,515,562	$(180,314)
		Equity-Related
2,035	12/16/2022	EURO Stoxx 50	71,611,309	66,114,425	(5,496,884)
65	12/16/2022	Russell E-mini 1000 Index	4,913,456	4,366,700	(546,756)
410	12/16/2022	Russell E-mini 2000 Index	38,543,564	34,230,900	(4,312,664)
267	12/16/2022	S&P 500 E-Mini Index	53,119,679	48,080,025	(5,039,654)
450	12/15/2022	S&P ASX Share Price Index 200	50,271,854	46,529,739	(3,742,115)
					(19,138,073)
		Short Financial Futures Contracts
		Foreign Currency-Related
(467)	12/19/2022	Australian Dollar Currency	(31,534,314)	(29,960,385)	1,573,929
		Equity-Related
(152)	12/16/2022	MSCI EAFE Index	(13,887,231)	(12,620,560)	1,266,671
(1,253)	12/16/2022	MSCI Emerging Markets Index	(61,006,757)	(54,599,475)	6,407,282
(588)	12/16/2022	MSCI Japan Index	(37,513,506)	(35,056,560)	2,456,946
					10,130,899
					$(7,613,559)

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

10/03/2022	Morgan Stanley Capital Services, Inc	USD	3,289,870	DKK	24,582,000	$49,641
10/03/2022	Morgan Stanley Capital Services, Inc	USD	862,351	EUR	860,000	19,508
10/03/2022	Morgan Stanley Capital Services, Inc	USD	13,581,916	SEK	146,560,000	375,517
10/12/2022	Barclays Bank plc	CNH	12,934,467	USD	92,020,909	(45,482)
10/12/2022	Barclays Bank plc	USD	13,872,905	CNH	92,020,909	983,920
10/27/2022	Morgan Stanley Capital Services, Inc	USD	76,476	DKK	580,000	(99)
10/28/2022	Barclays Bank plc	USD	6,251,971	CNH	41,011,950	506,192
11/21/2022	Morgan Stanley Capital Services, Inc	USD	15,541,051	CAD	20,650,000	526,069
11/25/2022	Barclays Bank plc	USD	17,436,911	CNH	114,324,796	1,412,365
01/18/2023	Barclays Bank plc	USD	8,128,716	CNH	52,757,400	722,443
02/08/2023	Goldman Sachs International	USD	6,000,000	CNH	38,938,200	529,523
						$5,079,597

41

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

Over-the-Counter Swap contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
06/23/2023	Goldman Sachs International	0.300	Bloomberg Ex-Energy Subindex Index (1)	USD	Quarterly	$46,946,370	$(36,084)
Short Total Return Swap Contracts
08/11/2023	Goldman Sachs International	3 Month SOFR plus 0.20% (l)	Hang Seng China Enterprises Index Net Total Return Index	USD	Quarterly	(10,419,835)	1,330,974

	Number of Contracts	Value
Written Option Contracts — (0.0)%

Calls — (0.0)%
iShares Russell 2000 ETF, Notional Amount ($1,312,500), Strike Price $187.5 Expiring 10/14/2022 (United States)	(70)	$(770)
Total Written Options (Premiums received $770)		$(770)

(1) The following table represents the individual positions in the Bloomberg Ex-Energy Subindex Index as of September 30, 2022:

Futures Contract	% of Index	Notional Amount
CBT Bean Oil Futures	4.95%	$2,325,723
CBT Corn Futures	8.61%	4,043,960
NYC Cotton Futures	1.48%	695,745
COMEX Gold Futures	21.64%	10,159,195
COMEX Copper Futures	6.35%	2,981,095
LME Aluminum Futures	4.72%	2,215,869
LME Nickel Futures	4.22%	1,981,137
LME Zinc Futures	3.82%	1,793,351
CSC Coffee Futures	3.78%	1,774,573
KCBT Kansas Wheat Futures	3.11%	1,460,032
CME Live Cattle Futures	5.94%	2,788,614
CME Lean Hogs Futures	2.43%	1,140,797
CBT Soybeans Futures	8.44%	3,962,274
CSC Sugar Futures	3.93%	1,844,992
COMEX Silver Futures	6.19%	2,905,980
CBT Soy Meal Futures	5.13%	2,408,349
CBT Wheat Futures	5.25%	2,464,684
		$46,946,370

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar

42

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FSE	Frankfurt Stock Exchange
GDR	Global Depositary Receipt
JPY	Japanese Yen
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SDR	Swedish Depositary Receipts
SOFR	SOFR Secured Overnight Financing Rate
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)

Restricted Securities. The following restricted securities were held by the fund as of September 30, 2022, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Neo Ivy Capital Fund, LP and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investments	Investment Strategy	Date of Acquisition	Cost	Value
US Common Stocks
Artemis Strategic Inv Corp.		09/30/21	46	$60,496
Swiftmerge Acquisition Corp.		12/15/21	21	52,489
				112,985
Foreign Common Stocks
Osisko Green Acquisition Ltd.		10/19/21	88,871	107,286
Somerset Energy Partners Corp.		04/08/22	31,072	28,277
Sucro Holdings LLC		04/25/22	104,259	96,047
				231,610
Warrants
Esports Technology, Inc.		11/18/21	—	22,212
Osisko Green Acquisition Corp.		10/19/21	15,625	7,773
Somerset Energy Partners Corp.		04/08/22	—	1,502
Sucro Holdings LLC		04/25/22	—	—
Swiftmerge Acquisition Corp.		12/15/21	9,258	465
Synaptive Medical, Inc.		12/16/19	—	19
				31,971
Convertible Bonds
Synaptive Medical, Inc.		11/29/21	120,000	120,000

Private Investment Funds
Bellus Ventures II, LP	California Carbon Allowances	08/01/21 – 10/01/21	27,900,000	26,975,590
Canyon Value Realization Fund, LP	Multi-Strategy	04/03/06	9,307,414	9,383,898
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	26,250,000	33,138,366
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	798,538	889,272
Helikon Long Short Equity Fund ICAV	Long-Short European	12/01/20 – 01/01/21	12,893,489	12,208,478
Honeycomb Partners, LP	Long-Short Global	08/01/16 – 07/01/17	19,726,936	27,312,121
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	9,322,598
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	17,464,721
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	2,469,102	2,309,929
Voloridge Fund, LP	Directional	04/01/20	15,000,000	18,454,325
				157,459,298
Preferred Stocks
Esports Technology, Inc.		11/18/21	563,000	563,000
Synaptive Medical, Inc.		02/03/20	129,999	185,712
				748,712
Disputed Claims Receipt
AMR Corp.		12/09/13	—	—

Total (13.2% of Net Assets)				$158,704,576

43

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2022

(d)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $162,197,127, which represents 13.5% of the fund's net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security or a portion thereof was held on loan. As of September 30, 2022, the aggregate market value of securities on loan was $79,922,936; the total market value of collateral held by the Fund was $83,097,543. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $56,442,896.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At September 30, 2022 the aggregate value of these securities was $13,340,188, which represents 1.11% of net assets.
(h)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2022. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Current yield as of September 30, 2022.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	The fund pays the floating rate.

44

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2022

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2022, TIP consisted of one mutual fund, TIFF Multi-Asset Fund ("MAF" or the "fund") which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The financial statements and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in both total return equity index and total return basket swaps with Goldman Sachs International as the counterparty. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2022, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$493,321,179	$275,205,632	$639,033	$769,165,844
Participation Notes	—	2,843,315	—	2,843,315
Rights	—	211,676	—	211,676
Warrants+	195,462	90,703	14,689	300,854
Convertible Bonds	—	—	120,000	120,000
US Treasury Bonds/Notes	—	69,487,927	—	69,487,927
Exchange-Traded Funds and Mutual Funds	64,244,735	—	—	64,244,735
Private Investment Funds	—	—	157,459,298	157,459,298
Preferred Stocks*	—	2,404,166	748,712	3,152,878
Purchased Options	2,446,227	—	—	2,446,227
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	201,846,109	—	201,846,109
Unaffiliated Investment Company	26,654,647	—	—	26,654,647
Total Investments in Securities	586,862,250	552,089,528	158,981,732	1,297,933,510
Financial Futures Contracts - Equity Risk	10,130,899	—	—	10,130,899
Financial Futures Contracts - Foreign Currency Risk	1,573,929	—	—	1,573,929
Forward Currency Contracts - Foreign Currency Risk	—	5,125,178	—	5,125,178
Total Return Equity Swap Contracts - Equity Risk	—	1,330,974	—	1,330,974
Total Other Financial Instruments	11,704,828	6,456,152	—	18,160,980
Total Assets	$598,567,078	$558,545,680	$158,981,732	$1,316,094,490
Liabilities
Common Stocks Sold Short*	(89,715,229)	(32,175,589)	—	(121,890,818)
Financial Futures Contracts - Interest Rate Risk	(180,314)	—	—	(180,314)
Financial Futures Contracts – Equity Risk	(19,138,073)	—	—	(19,138,073)
Forward Currency Contracts - Foreign Currency Risk	—	(45,581)	—	(45,581)
Total Return Equity Swap Contracts - Equity Risk	—	(36,084)	—	(36,084)
Written Options - Equity Risk	(770)	—	—	(770)
Total Other Financial Instruments	(19,319,157)	(81,665)	—	(19,400,822)
Total Liabilities	$(109,034,386)	$(32,257,254)	$—	$(141,291,640)

*	Securities categorized as Level 2 primarily include listed foreign equities whose values have been adjusted to reflect events affecting the values that occur between the close of trading on the principal market and the time at which the net asset value of the fund is determined.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 09/30/22 for the period ended 09/30/22
Common Stocks*	460,133	463,923	(22,438,216)	6,753,241	(1,368,892)	16,768,844	-	639,033	109,915
Warrants*	528,711	(16,302)	(67,167)	-	(191,245)	-	(239,308)	14,689	(148,613)
Private Investment Funds	249,481,992	20,682,376	(51,826,841)	-	(60,878,229)	-	-	157,459,298	(51,490,546)
Preferred Stocks	748,712	-	-	-	-	-	-	748,712	-
Disputed Claims Receipt*	-	-	-	-	-	-	-	-	-
Convertible Bonds	290,301	8,874	(72,601)	-	(106,574)	-	-	120,000	(72,601)
Total	$251,509,849	$21,138,871	$(74,404,825)	$6,753,241	$(62,544,940)	$16,768,844	$(239,308)	$158,981,732	$(51,601,845)

*There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TAS Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.

The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2022	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$514,710	Last market price	Discount(%)	20% - 100%	57.18%
	124,323	Purchase price	Purchase price	$0.30 - $15.25	$11.85
Private Investment Funds	157,459,298	Adjusted net asset value	Manager estimated returns	(14.80)% - 2.70%	(2.61)%
			Market returns**	(20.88)% - 0.20%	(0.82)%
Preferred Stocks	748,712	Recent transaction price	Recent transaction price	$2.50 -$28.00	$21.67
Disputed Claims Receipt	—	Corporate Action Model	Future claim awards	0.00%	0.00%
Convertible Bonds	120,000	Recent transaction price	Recent transaction price	$100.00	$100.00
Warrants	14,689	Black-Scholes pricing model	Volatility	35%	35%

* Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Rights, Warrants, Convertible Bonds, Preferred Stocks and Disputed Claims Receipt. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended September 30, 2022. The discounts or estimates for lack of marketability and estimate of future claims or dividends used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended September 30, 2022. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$26,975,590	quarterly	90 days
Multi-Strategy (b)	12,583,099	daily (75%)	2 days
Long-Short Global Healthcare (c)	33,138,366	quarterly	45 days
Long-Short European (d)	12,208,478	monthly	60 days
Long-Short Global (e)	27,312,121	quarterly	60 days
Relative Value (f)	9,322,598	Daily	7 days
China Credit (g)	17,464,721	monthly	45 days
Directional (h)	18,454,325	monthly	30 days
Total	$157,459,298

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.
(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $3,199,201 of redemption residuals.
(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.
(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.
(e)	This strategy is primarily comprised of long and short positions in global common stocks.
(f)	This strategy is primarily comprised of long and short positions in US large-cap common stocks selected using artificial intelligence.
(g)	This strategy is primarily comprised of Chinese convertible bonds.
(h)	This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4. Derivative and Other Financial Instruments

During the period ended September 30, 2022, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return equity and basket swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained two total return swap contracts to gain exposure to the total return of broad indices.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of September 30, 2022. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2022, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Purchased Options	Investments in securities, at value	$1,614,738	0.03%	$831,489	0.06%	$—	—%	$2,446,227
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	1,330,974	0.08%	—	—%	1,330,974
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	5,125,178	0.15%	—	—%	—	—%	5,125,178
Financial Futures Contracts	Due from broker for futures variation margin**	1,573,929	0.06%	10,130,899	0.53%	—	0.00%	11,704,828
Total Value - Assets		$8,313,845		$12,293,362		$—		$20,607,207
Written Options	Written option, at value	$—	—%	$(770)	0.01%	$—	—%	$(770)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	0.12%	—	—%	—
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	(36,084)	0.00%	—	—%	(36,084)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(45,581)	0.05%	—	—%	—	—%	(45,581)
Financial Futures Contracts	Due to broker for futures variation margin**	—	0.01%	(19,138,073)	0.60%	(180,314)	0.00%	(19,318,387)
Total Value - Liabilities		$(45,581)		$(19,174,927)		$(180,314)		$(19,400,822)

* The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2021 to and including September 30, 2022, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through September 30, 2022. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

5. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2022, has been estimated since the final tax characteristic cannot be determined until fiscal year end.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$33,117,153	$(290,822,427)	$(257,705,274)	$1,441,319,463

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, total return swaps, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2022.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of September 30, 2022:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$107,586,750	$—	$(107,586,750)	$—
Total	$107,586,750	$—	$(107,586,750)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.